UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS
(Exact name of registrant as specified in charter)

40 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
Foresters Investment Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: JUNE 30, 2019

Item 1. Reports to Stockholders

The semi-annual report to stockholders follows

Foresters Financial | First Investors Funds

Life Series Funds

- Covered Call Strategy
- Equity Income
- Fund For Income
- Government Cash Management
- Growth & Income
- International
- Investment Grade
- Limited Duration Bond
- Opportunity
- Select Growth
- Special Situations
- Total Return

Semi-Annual Report **June 30, 2019**

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: Foresters Financial Services, Inc., 40 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestorsfunds.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Government Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results. There is no guarantee that a Fund’s investment objective will be achieved.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

Foresters FinancialTM and ForestersTM are the trade names and trademarks of The Independent Order of Foresters (Foresters), a fraternal benefit society, 789 Don Mills Road, Toronto, Canada M3C 1T9 and its subsidiaries.

There are a variety of risks associated with investing in variable life and annuity subaccounts. For all subaccounts, there is the risk that securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio managers’ expectations. For stock subaccounts, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock subaccounts such as small-cap, global or international funds. For bond subaccounts, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, bonds with longer maturities fluctuate more than bonds with shorter maturities in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. There are also special risks associated with investing in certain types of bond subaccounts, including liquidity risk and prepayment and extension risk. To the extent a subaccount uses derivatives, it will have risks associated with such use. You should consult the Funds’ prospectus for a precise explanation of the risks associated with your subaccounts.

Understanding Your Fund’s Expenses (unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2019, and held for the entire six-month period ended June 30, 2019. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expense Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid during the period.

To estimate the expenses you paid on your account during this period simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expense Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expense example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

1

Fund Expenses (unaudited)
COVERED CALL STRATEGY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/19)	(6/30/19)	(1/1/19–6/30/19)*
Expense Examples
Actual	$1,000.00	$1,138.62	$4.93
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.18	$4.66

*	Expenses are equal to the annualized expense ratio of .93%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2019, and are based on the total value of investments.

2

Portfolio of Investments
COVERED CALL STRATEGY FUND
June 30, 2019

Shares	Security	Value
	COMMON STOCKS—100.8%
	Communication Services—3.9%
13,300	AT&T, Inc.	$ 445,683
7,800	CBS Corp. – Class “B”	389,220
		834,903
	Consumer Discretionary—10.4%
4,200	Best Buy Co., Inc.	292,866
3,200	Carnival Corp.	148,960
3,400	Home Depot, Inc.	707,098
4,900	Ross Stores, Inc.	485,688
4,300	Whirlpool Corp.	612,148
		2,246,760
	Consumer Staples—9.7%
1,700	Constellation Brands, Inc.	334,798
3,400	Costco Wholesale Corp.	898,484
9,000	Mondelez International, Inc. – Class “A”	485,100
4,900	Philip Morris International, Inc.	384,797
		2,103,179
	Energy—5.4%
7,200	Chevron Corp.	895,968
5,500	Occidental Petroleum Corp.	276,540
		1,172,508
	Financials—16.0%
4,600	Allstate Corp.	467,774
5,000	American Express Co.	617,200
18,400	Bank of America Corp.	533,600
3,700	BB&T Corp.	181,781
1,500	BlackRock, Inc.	703,950
8,500	JPMorgan Chase & Co.	950,300
		3,454,605

3

Portfolio of Investments (continued)
COVERED CALL STRATEGY FUND
June 30, 2019

Shares		Security		Value
		Health Care—10.2%
4,400	*	Celgene Corp.		$ 406,736
9,500		Medtronic, PLC		925,205
6,200		Merck & Co., Inc.		519,870
1,700		Stryker Corp.		349,486
				2,201,297
		Industrials—17.0%
8,500		Delta Air Lines, Inc.		482,375
5,600		Honeywell International, Inc.		977,704
1,500		Lockheed Martin Corp.		545,310
2,600		Parker Hannifin Corp.		442,026
2,300		Raytheon Co.		399,924
2,500		Union Pacific Corp.		422,775
3,100		United Technologies Corp.		403,620
				3,673,734
		Information Technology—24.3%
5,600		Apple, Inc.		1,108,352
2,400		Broadcom, Inc.		690,864
17,400		Cisco Systems, Inc.		952,302
4,400		Intel Corp.		210,628
3,300		Mastercard, Inc. – Class “A”		872,949
8,600		Microsoft Corp.		1,152,056
2,400		Texas Instruments, Inc.		275,424
				5,262,575
		Materials—3.9%
4,000		Dow, Inc.		197,240
8,700		DuPont de Nemours, Inc.		653,109
				850,349
Total Value of Common Stocks (cost $18,804,082)			100.8%	21,799,910
Excess of Liabilities Over Other Assets			(.8)	(177,357)
Net Assets			100.0%	$21,622,553

*	Non-income producing

4

	Expiration	Exercise
CALL OPTIONS WRITTEN—(2.0)%	Date	Price	Contracts	Value
Allstate Corp.	8/16/19	$ 105.00	(46)	$ (6,555)
American Express Co.	7/19/19	125.00	(5)	(997)
American Express Co.	7/19/19	120.00	(45)	(22,050)
Apple, Inc.	7/26/19	207.50	(56)	(12,096)
AT&T, Inc.	9/20/19	33.00	(133)	(16,359)
Bank of America Corp.	7/19/19	29.00	(184)	(13,892)
BB&T, Inc.	7/19/19	50.00	(37)	(2,886)
Best Buy Co., Inc.	9/20/19	77.50	(42)	(6,006)
BlackRock, Inc.	7/19/19	490.00	(15)	(3,675)
Broadcom, Inc.	7/19/19	295.00	(24)	(12,840)
Carnival Corp.	8/16/19	47.50	(32)	(3,680)
CBS Corp. – Class “B”	7/5/19	50.00	(78)	(3,900)
Celgene Corp.	7/19/19	90.00	(44)	(15,686)
Chevron Corp.	7/26/19	128.00	(64)	(7,200)
Chevron Corp.	1/17/20	120.00	(8)	(7,520)
Cisco Systems, Inc.	7/19/19	55.00	(174)	(14,703)
Constellation Brands, Inc.	7/19/19	210.00	(16)	(1,040)
Constellation Brands, Inc.	7/19/19	195.00	(1)	(585)
Costco Wholesale Corp.	7/19/19	265.00	(30)	(11,775)
Costco Wholesale Corp.	1/17/20	230.00	(4)	(16,050)
Delta Air Lines, Inc.	9/20/19	57.50	(85)	(19,125)
Dow, Inc.	9/20/19	52.50	(40)	(4,100)
DuPont de Nemours, Inc.	7/19/19	77.50	(35)	(2,660)
DuPont de Nemours, Inc.	9/20/19	80.00	(52)	(9,308)
Home Depot, Inc.	9/20/19	215.00	(34)	(15,725)
Honeywell International, Inc.	9/20/19	175.00	(56)	(31,500)
Intel Corp.	7/19/19	50.00	(16)	(664)
Intel Corp.	8/16/19	48.00	(28)	(5,600)
JPMorgan Chase & Co.	7/12/19	113.00	(28)	(2,212)
JPMorgan Chase & Co.	7/19/19	115.00	(57)	(3,990)
Lockheed Martin Corp.	8/2/19	370.00	(15)	(9,225)
Mastercard, Inc. – Class “A”	7/19/19	275.00	(33)	(4,075)
Medtronic, PLC	8/2/19	101.00	(95)	(5,225)
Merck & Co., Inc.	7/19/19	85.00	(7)	(595)
Merck & Co., Inc.	7/19/19	82.50	(55)	(12,485)
Microsoft Corp.	7/19/19	140.00	(43)	(3,590)
Microsoft Corp.	7/19/19	135.00	(43)	(10,642)
Mondelez International, Inc. – Class “A”	9/20/19	55.00	(90)	(12,690)
Occidental Petroleum Corp.	7/19/19	50.00	(55)	(8,305)
Parker Hannifin Corp.	7/19/19	175.00	(26)	(4,875)
Philip Morris International, Inc.	7/19/19	80.00	(49)	(7,522)
Raytheon Co.	1/17/20	185.00	(20)	(12,400)

5

Portfolio of Investments (continued)
COVERED CALL STRATEGY FUND
June 30, 2019

	Expiration	Exercise
CALL OPTIONS WRITTEN (continued)	Date	Price	Contracts	Value
Raytheon Co.	1/17/20	$ 180.00	(3)	$ (2,340)
Ross Stores, Inc.	11/15/19	105.00	(49)	(18,130)
Stryker Corp.	9/20/19	210.00	(8)	(4,760)
Stryker Corp.	9/20/19	200.00	(9)	(10,440)
Texas Instruments, Inc.	7/26/19	115.00	(24)	(9,900)
Union Pacific Corp.	8/16/19	175.00	(25)	(7,663)
United Technologies Corp.	8/16/19	130.00	(31)	(12,788)
Whirlpool Corp.	7/19/19	145.00	(43)	(10,428)
Total Value of Call Options Written (premium received $464,079)				$(442,457)

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$21,799,910	$—	$—	$21,799,910
Liabilities
Call Options Written	$—	$(442,457)	$—	$(442,457)

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

Transfers from Level 1 to Level 2 for the six months ended June 30, 2019 were $38,974. Transfers, if any, between Levels are recognized at the end of the reporting period.

6	See notes to financial statements

Fund Expenses (unaudited)
EQUITY INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/19)	(6/30/19)	(1/1/19–6/30/19)*
Expense Examples
Actual	$1,000.00	$1,132.19	$4.28
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.77	$4.06

*	Expenses are equal to the annualized expense ratio of .81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2019, and are based on the total value of investments.

7

Portfolio of Investments
EQUITY INCOME FUND
June 30, 2019

Shares	Security	Value
	COMMON STOCKS—90.9%
	Communication Services—6.0%
61,084	AT&T, Inc.	$ 2,046,925
54,050	Comcast Corp. – Special Shares “A”	2,285,234
44,200	Verizon Communications, Inc.	2,525,146
5,000	Walt Disney Co.	698,200
		7,555,505
	Consumer Discretionary—3.5%
10,800	Acushnet Holdings Corp.	283,608
12,800	American Eagle Outfitters, Inc.	216,320
12,750	Designer Brands, Inc. – Class “A”	244,417
5,900	Lowe’s Cos., Inc.	595,369
5,750	McDonald’s Corp.	1,194,045
5,900	Oxford Industries, Inc.	447,220
16,450	Penske Automotive Group, Inc.	778,085
6,650	Tractor Supply Co.	723,520
		4,482,584
	Consumer Staples—7.9%
34,050	Coca-Cola Co.	1,733,826
10,000	Kimberly-Clark Corp.	1,332,800
15,700	PepsiCo, Inc.	2,058,741
13,850	Philip Morris International, Inc.	1,087,641
18,250	Procter & Gamble Co.	2,001,113
15,550	Walmart, Inc.	1,718,120
		9,932,241
	Energy—9.1%
39,851	BP, PLC (ADR)	1,661,787
17,450	Chevron Corp.	2,171,478
16,950	ConocoPhillips	1,033,950
62,750	EnCana Corp.	321,907
24,450	ExxonMobil Corp.	1,873,603
38,650	Kinder Morgan, Inc.	807,012
17,864	Marathon Petroleum Corp.	998,240
28,000	PBF Energy, Inc. – Class “A”	876,400
10,550	Royal Dutch Shell, PLC – Class “A” (ADR)	686,489
33,450	Suncor Energy, Inc.	1,042,302
		11,473,168

8

Shares		Security	Value
		Financials—21.2%
30,200	*	AllianceBernstein Holding, LP (MLP)	$ 897,544
7,950		American Express Co.	981,348
78,450		Bank of America Corp.	2,275,050
18,150		Bank of New York Mellon Corp.	801,322
9,100	*	Berkshire Hathaway, Inc. – Class “B”	1,939,847
1,500		BlackRock, Inc.	703,950
12,767		Chubb, Ltd.	1,880,451
19,600		Citigroup, Inc.	1,372,588
4,550		Goldman Sachs Group, Inc.	930,930
27,455		Hamilton Lane, Inc. – Class “A”	1,566,582
62,700		Investors Bancorp, Inc.	699,105
25,200		iShares S&P U.S. Preferred Stock Index Fund (ETF)	928,620
29,050		JPMorgan Chase & Co.	3,247,790
17,000		MetLife, Inc.	844,390
31,900		Old National Bancorp of Indiana	529,221
7,850		PNC Financial Services Group, Inc.	1,077,648
11,050		Popular, Inc.	599,352
47,650		Regions Financial Corp.	711,891
41,000		Sterling Bancorp	872,480
10,450		Travelers Cos., Inc.	1,562,484
24,650		Wells Fargo & Co.	1,166,438
5,950		Willis Towers Watson, PLC	1,139,663
			26,728,694
		Health Care—12.6%
13,250		Abbott Laboratories	1,114,325
3,200		Anthem, Inc.	903,072
18,850		Bristol-Myers Squibb Co.	854,847
5,400		Eli Lilly & Co.	598,266
22,850		GlaxoSmithKline, PLC (ADR)	914,457
15,850		Johnson & Johnson	2,207,588
19,012		Medtronic, PLC	1,851,579
29,670		Merck & Co., Inc.	2,487,830
50,935		Pfizer, Inc.	2,206,504
16,866		Phibro Animal Health Corp. – Class “A”	535,833
29,650		Smith & Nephew, PLC (ADR)	1,290,961
3,700		UnitedHealth Group, Inc.	902,837
			15,868,099

9

Portfolio of Investments (continued)
EQUITY INCOME FUND
June 30, 2019

Shares	Security	Value
	Industrials—8.6%
15,450	Eaton Corp., PLC	$ 1,286,676
5,100	General Dynamics Corp.	927,282
8,350	Honeywell International, Inc.	1,457,827
11,550	Ingersoll-Rand, PLC	1,463,039
8,050	Kansas City Southern, Inc.	980,651
3,430	Lockheed Martin Corp.	1,246,942
3,350	Northrop Grumman Corp.	1,082,419
11,600	Republic Services, Inc.	1,005,024
10,850	United Technologies Corp.	1,412,670
		10,862,530
	Information Technology—10.1%
48,100	Cisco Systems, Inc.	2,632,513
24,950	Corning, Inc.	829,088
35,150	HP Enterprise Co.	525,492
37,400	HP, Inc.	777,546
41,500	Intel Corp.	1,986,605
14,400	Maxim Integrated Products, Inc.	861,408
19,150	Microsoft Corp.	2,565,334
16,700	QUALCOMM, Inc.	1,270,369
19,700	Teradyne, Inc.	943,827
3,650	Texas Instruments, Inc.	418,874
		12,811,056
	Materials—4.0%
7,500	Avery Dennison Corp.	867,600
12,310	Dow, Inc.	607,006
9,110	DuPont de Nemours, Inc.	683,888
7,400	Eastman Chemical Co.	575,942
8,250	FMC Corp.	684,337
3,900	Linde, PLC	783,120
10,300	LyondellBasell Industries NV – Class “A”	887,139
		5,089,032

10

Shares or
Principal
Amount	Security		Value
	Real Estate—3.0%
24,000	Americold Realty Trust (REIT)		$ 778,080
39,634	Brookfield Property Partners (REIT) (MLP)		750,272
12,550	CyrusOne, Inc. (REIT)		724,386
18,090	Douglas Emmett, Inc. (REIT)		720,706
6,800	Federal Realty Investment Trust (REIT)		875,568
			3,849,012
	Utilities—4.9%
8,250	American Electric Power Co., Inc.		726,082
23,000	CenterPoint Energy, Inc.		658,490
10,350	Dominion Energy, Inc.		800,262
7,100	Duke Energy Corp.		626,504
16,450	Exelon Corp.		788,613
15,200	FirstEnergy Corp.		650,712
5,000	NextEra Energy, Inc.		1,024,300
12,500	PPL Corp.		387,625
9,900	Utilities Select Sector SPDR Fund (ETF)		590,337
			6,252,925
Total Value of Common Stocks (cost $84,565,007)			114,904,846
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—7.1%
	U.S. Treasury Bills:
$ 7,000M	2.05%, 7/2/2019		6,999,622
2,000M	1.989%, 7/16/2019		1,998,296
Total Value of Short-Term U.S. Government Obligations (cost $8,997,943)			8,997,918
Total Value of Investments (cost $93,562,950)		98.0%	123,902,764
Other Assets, Less Liabilities		2.0	2,494,878
Net Assets		100.0%	$126,397,642

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust

11

Portfolio of Investments (continued)
EQUITY INCOME FUND
June 30, 2019

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$114,904,846	$—	$—	$114,904,846
Short-Term U.S. Government
Obligations	—	8,997,918	—	8,997,918
Total Investments in Securities*	$114,904,846	$8,997,918	$—	$123,902,764

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the six months ended
June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

12	See notes to financial statements

Fund Expenses (unaudited)
FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/19)	(6/30/19)	(1/1/19–6/30/19)*
Expense Examples
Actual	$1,000.00	$1,090.55	$4.25
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.72	$4.11

*	Expenses are equal to the annualized expense ratio of .82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2019, and are based on the total value of investments.

13

Portfolio of Investments
FUND FOR INCOME
June 30, 2019

Principal
Amount	Security	Value
	CORPORATE BONDS—91.4%
	Aerospace/Defense—1.4%
	Bombardier, Inc.:
$ 425M	6%, 10/15/2022 (a)	$ 428,948
275M	7.5%, 12/1/2024 (a)	281,187
	TransDigm, Inc.:
250M	6.5%, 7/15/2024	253,750
250M	6.25%, 3/15/2026 (a)	263,750
325M	Triumph Group, Inc., 5.25%, 6/1/2022	320,125
		1,547,760
	Automotive—2.8%
225M	Adient Global Holdings, Ltd., 4.875%, 8/15/2026 (a)	180,000
475M	American Axle & Manufacturing, Inc., 6.25%, 4/1/2025	474,406
125M	Asbury Automotive Group, Inc., 6%, 12/15/2024	130,000
400M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026 (a)	357,000
250M	Dana Holding Corp., 5.5%, 12/15/2024	257,500
	Hertz Corp.:
250M	5.875%, 10/15/2020	250,438
250M	7.625%, 6/1/2022 (a)	260,000
75M	IAA Spinco, Inc., 5.5%, 6/15/2027 (a)	78,188
300M	J.B. Poindexter & Co., 7.125%, 4/15/2026 (a)	307,500
250M	LKQ Corp., 4.75%, 5/15/2023	253,750
250M	Panther BF Aggeregator 2, LP, 8.5%, 5/15/2027 (a)	258,125
275M	Tenneco, Inc., 5%, 7/15/2026	222,750
		3,029,657
	Building Materials—1.4%
	Building Materials Corp.:
325M	5.375%, 11/15/2024 (a)	337,594
200M	6%, 10/15/2025 (a)	213,250
400M	Griffon Corp., 5.25%, 3/1/2022	399,500
350M	New Enterprise Stone & Lime Co., 6.25%, 3/15/2026 (a)	356,125
200M	Standard Industries, Inc., 5.5%, 2/15/2023 (a)	206,000
		1,512,469
	Chemicals—2.9%
250M	Avantor, Inc., 9%, 10/1/2025 (a)	279,375
175M	Blue Cube Spinco, Inc., 10%, 10/15/2025	198,844
350M	CF Industries, Inc., 4.95%, 6/1/2043	314,562
375M	Chemours Co., 5.375%, 5/15/2027	359,062
150M	CVR Partners, LP, 9.25%, 6/15/2023 (a)	157,417

14

Principal
Amount	Security	Value
	Chemicals (continued)
$ 275M	Koppers, Inc., 6%, 2/15/2025 (a)	$ 259,188
250M	Kraton Polymers, LLC, 7%, 4/15/2025 (a)	254,375
175M	Neon Holdings, Inc., 10.125%, 4/1/2026 (a)	172,813
350M	Rain CII Carbon, LLC, 7.25%, 4/1/2025 (a)	325,500
275M	Rayonier AM Products, Inc., 5.5%, 6/1/2024 (a)	236,500
150M	Tronox, Inc., 6.5%, 4/15/2026 (a)	149,250
375M	Univar USA, Inc., 6.75%, 7/15/2023 (a)	383,906
		3,090,792
	Consumer Non-Durables—1.1%
	Energizer Holdings, Inc.:
250M	5.5%, 6/15/2025 (a)	253,750
125M	6.375%, 7/15/2026 (a)	128,750
300M	KGA Escrow, LLC, 7.5%, 8/15/2023 (a)	312,375
509M	Reynolds Group Holdings, Inc., 5.75%, 10/15/2020	510,689
		1,205,564
	Energy—13.1%
175M	Andeavor Logistics, LP, 6.875%, 12/29/2049	174,656
125M	Antero Resources Corp., 5.375%, 11/1/2021	123,906
250M	Apergy Corp., 6.375%, 5/1/2026	253,125
50M	Baytex Energy Corp., 5.125%, 6/1/2021 (a)	50,250
	Blue Racer Midstream, LLC:
200M	6.125%, 11/15/2022 (a)	203,750
250M	6.625%, 7/15/2026 (a)	253,125
	Buckeye Partners, LP:
325M	3.95%, 12/1/2026	288,306
200M	5.6%, 10/15/2044	165,067
325M	California Resources Corp., 8%, 12/15/2022 (a)	246,594
225M	Callon Petroleum Co., 6.375%, 7/1/2026	228,375
	Carrizo Oil & Gas, Inc.:
50M	6.25%, 4/15/2023	48,500
75M	8.25%, 7/15/2025	74,250
	Chesapeake Energy Corp.:
150M	4.875%, 4/15/2022	142,500
400M	7%, 10/1/2024	360,500
550M	8%, 6/15/2027	487,437
500M	CITGO Petroleum Corp., 6.25%, 8/15/2022 (a)	501,875
375M	Consolidated Energy Finance SA, 6.16025%, 6/15/2022 (a)†	374,851
250M	Covey Park Energy, LLC, 7.5%, 5/15/2025 (a)	181,250

15

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2019

Principal
Amount	Security	Value
	Energy (continued)
	Crestwood Midstream Partners, LP:
$ 250M	6.25%, 4/1/2023	$ 256,250
450M	5.75%, 4/1/2025	457,875
350M	CrownRock, LP, 5.625%, 10/15/2025 (a)	352,187
	DCP Midstream Operating, LP:
250M	3.875%, 3/15/2023	252,500
175M	5.125%, 5/15/2029	180,031
275M	Delek Logistics Partners, LP, 6.75%, 5/15/2025	273,625
	Diamondback Energy, Inc.:
125M	4.75%, 11/1/2024 (a)	129,062
75M	4.75%, 11/1/2024	77,437
	EnLink Midstream Partners, LP:
375M	4.85%, 7/15/2026	379,219
200M	5.45%, 6/1/2047	172,000
400M	Exterran Partners, LP, 6%, 10/1/2022	407,000
	Genesis Energy, LP:
100M	5.625%, 6/15/2024	96,750
250M	6.5%, 10/1/2025	245,312
300M	Global Partners, LP, 6.25%, 7/15/2022	304,500
	Gulfport Energy Corp.:
200M	6.625%, 5/1/2023	173,000
175M	6.375%, 5/15/2025	136,281
300M	6.375%, 1/15/2026	228,750
	Laredo Petroleum, Inc.:
200M	5.625%, 1/15/2022	186,500
300M	6.25%, 3/15/2023	280,590
125M	Matador Resources Co., 5.875%, 9/15/2026	126,875
200M	McDermott Escrow 1, Inc., 10.625%, 5/1/2024 (a)	187,686
225M	MEG Energy Corp., 6.375%, 1/30/2023 (a)	215,156
	Murphy Oil Corp.:
200M	5.75%, 8/15/2025	208,280
250M	5.875%, 12/1/2042	225,000
275M	Nabors Industries, Inc., 5.75%, 2/1/2025	245,094
151M	Northern Oil and Gas, Inc., 8.5%, 5/15/2023	156,403
	Oasis Petroleum, Inc.:
250M	6.875%, 1/15/2023	250,625
175M	6.25%, 5/1/2026 (a)	170,188
	Parkland Fuel Corp.:
250M	6%, 4/1/2026 (a)	256,563
225M	5.875%, 7/15/2027 (a)(b)	229,151

16

Principal
Amount	Security	Value
	Energy (continued)
	Parsley Energy, LLC:
$ 125M	5.25%, 8/15/2025 (a)	$ 127,500
50M	5.625%, 10/15/2027 (a)	52,500
	Precision Drilling Corp.:
72M	6.5%, 12/15/2021	72,311
150M	7.125%, 1/15/2026 (a)	145,875
200M	QEP Resources, Inc., 6.875%, 3/1/2021	206,500
	Range Resources Corp.:
75M	5%, 8/15/2022 (a)	71,531
175M	4.875%, 5/15/2025	154,438
	SM Energy Co.:
300M	5%, 1/15/2024	276,750
50M	6.625%, 1/15/2027	46,500
100M	Southwestern Energy Co., 7.5%, 4/1/2026	95,238
	Suburban Propane Partners, LP:
150M	5.5%, 6/1/2024	151,500
375M	5.875%, 3/1/2027	377,813
300M	Sunoco, LP, 4.875%, 1/15/2023	307,125
142M	Transocean Pontus, Ltd., 6.125%, 8/1/2025 (a)	146,711
250M	Tullow Oil, PLC, 6.25%, 4/15/2022 (a)	252,750
200M	USA Compression Partners, LP, 6.875%, 9/1/2027 (a)	211,022
400M	Whiting Petroleum Corp., 6.625%, 1/15/2026	387,750
		14,102,021
	Financials—6.2%
175M	Acrisure, LLC, 8.125%, 2/15/2024 (a)	181,016
225M	Ally Financial, Inc., 8%, 11/1/2031	298,510
225M	Credit Suisse Group AG, 7.5%, 12/11/2023 (a)	248,118
275M	CSTN Merger Sub, Inc., 6.75%, 8/15/2024 (a)	259,187
	DAE Funding, LLC:
175M	5.75%, 11/15/2023 (a)	184,187
550M	5%, 8/1/2024 (a)	574,062
200M	Dresdner Funding Trust I, 8.151%, 6/30/2031 (a)	270,150
550M	Eagle Holding Co. II, LLC, 7.75%, 5/15/2022 (a)	555,500
275M	Eagle Intermediate Global Holding, 7.5%, 5/1/2025 (a)	262,281
325M	GTCR (AP) Finance, Inc., 8%, 5/15/2027 (a)	327,438
	Icahn Enterprises, LP:
200M	6.25%, 2/1/2022	205,250
275M	6.75%, 2/1/2024	286,688
350M	6.25%, 5/15/2026 (a)	355,688
200M	Intesa Sanpaolo SpA, 5.017%, 6/26/2024 (a)	200,692

17

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2019

Principal
Amount	Security	Value
	Financials (continued)
	Ladder Capital Finance Holdings, LLLP:
$ 200M	5.25%, 3/15/2022 (a)	$ 204,500
400M	5.25%, 10/1/2025 (a)	402,000
575M	Navient Corp., 5.875%, 3/25/2021	599,438
	Springleaf Finance Corp.:
250M	5.625%, 3/15/2023	266,250
100M	6.125%, 3/15/2024	107,750
250M	6.875%, 3/15/2025	274,370
150M	7.125%, 3/15/2026	164,625
200M	UniCredit SpA, 5.861%, 6/19/2032 (a)	191,718
225M	Wand Merger Corp., 8.125%, 7/15/2023 (a)	230,063
		6,649,481
	Food/Beverage/Tobacco—2.4%
250M	HLF Financing Sarl, LLC, 7.25%, 8/15/2026 (a)	251,563
100M	JBS USA, LLC, 5.875%, 7/15/2024 (a)	103,125
300M	JBS USA LUX SA, 6.75%, 2/15/2028 (a)	327,000
275M	Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (a)	286,000
	Post Holdings, Inc.:
250M	5.5%, 3/1/2025 (a)	259,063
400M	5.75%, 3/1/2027 (a)	415,000
250M	5.5%, 12/15/2029 (a)(b)	251,563
550M	Sigma Holdco BV, 7.875%, 5/15/2026 (a)	511,500
225M	Simmons Foods, Inc., 5.75%, 11/1/2024 (a)	205,875
		2,610,689
	Food/Drug—.3%
	Albertson’s Cos., LLC:
200M	5.75%, 3/15/2025	202,560
100M	7.5%, 3/15/2026 (a)	107,250
		309,810
	Forest Products/Containers—3.1%
	Ardagh Holdings USA, Inc.:
200M	4.625%, 5/15/2023 (a)	203,750
475M	7.25%, 5/15/2024 (a)	502,312
250M	Berry Global Escrow Corp., 4.875%, 7/15/2026 (a)	255,937
	Berry Global, Inc.:
250M	5.5%, 5/15/2022	253,750
225M	7%, 2/15/2026 (a)	219,375
250M	BWAY Holding Co., 5.5%, 4/15/2024 (a)	251,062

18

Principal
Amount	Security	Value
	Forest Products/Containers (continued)
$ 200M	Crown Americas, LLC, 4.5%, 1/15/2023	$ 208,750
200M	Graphic Packaging International, LLC, 4.75%, 7/15/2027 (a)	205,750
200M	Greif, Inc., 6.5%, 3/1/2027 (a)	207,000
	Mercer International, Inc.:
50M	7.75%, 12/1/2022	51,937
175M	6.5%, 2/1/2024	181,781
150M	7.375%, 1/15/2025 (a)	159,750
175M	Multi-Color Corp., 4.875%, 11/1/2025 (a)	184,406
225M	Owens-Brockway Glass Container, 5.875%, 8/15/2023 (a)	243,518
250M	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/2026 (a)	256,250
		3,385,328
	Gaming/Leisure—5.5%
200M	AMC Entertainment, Inc., 5.75%, 6/15/2025	186,010
	AMC Networks, Inc.:
375M	5%, 4/1/2024	386,719
100M	4.75%, 8/1/2025	101,375
375M	Boyd Gaming Corp., 6.875%, 5/15/2023	388,594
	Cedar Fair, LP:
200M	5.375%, 6/1/2024	206,500
125M	5.25%, 7/15/2029 (a)	127,695
1,075M	CRC Escrow Issuer, LLC, 5.25%, 10/15/2025 (a)	1,081,047
225M	Golden Nugget, Inc., 8.75%, 10/1/2025 (a)	236,812
200M	Hilton Domestic Operating Co., LLC, 4.875%, 1/15/2030 (a)	206,500
475M	IRB Holding Corp., 6.75%, 2/15/2026 (a)	473,813
575M	Jack Ohio Finance, LLC, 6.75%, 11/15/2021 (a)	592,078
150M	Lions Gate Entertainment Corp., 5.875%, 11/1/2024 (a)	154,500
200M	MGM Resorts International, 6%, 3/15/2023	217,250
250M	National CineMedia, LLC, 6%, 4/15/2022	253,125
525M	Scientific Games International, Inc., 5%, 10/15/2025 (a)	531,563
	Viking Cruises, Ltd.:
600M	6.25%, 5/15/2025 (a)	621,000
175M	5.875%, 9/15/2027 (a)	177,625
		5,942,206

19

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2019

Principal
Amount	Security	Value
	Health Care—7.3%
$ 125M	AMN Healthcare, Inc, 5.125%, 10/1/2024 (a)	$ 127,834
	Bausch Health Cos., Inc.:
50M	6.5%, 3/15/2022 (a)	51,875
73M	5.5%, 3/1/2023 (a)	73,858
500M	7%, 3/15/2024 (a)	532,550
350M	6.125%, 4/15/2025 (a)	358,302
525M	9%, 12/15/2025 (a)	588,551
225M	8.5%, 1/31/2027 (a)	247,955
300M	Centene Corp., 6.125%, 2/15/2024	314,625
375M	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	362,344
1,125M	DaVita, Inc., 5.125%, 7/15/2024	1,128,150
225M	Endo Finance, LLC, 6%, 7/15/2023 (a)	163,125
	HCA, Inc.:
475M	5.875%, 5/1/2023	517,693
225M	5.375%, 2/1/2025	243,422
125M	5.875%, 2/15/2026	138,437
	HealthSouth Corp.:
175M	5.125%, 3/15/2023	178,938
184M	5.75%, 11/1/2024	188,057
	Mallinckrodt Finance SB:
275M	5.75%, 8/1/2022 (a)	237,875
225M	5.5%, 4/15/2025 (a)	151,875
300M	MEDNAX, Inc., 6.25%, 1/15/2027 (a)	295,875
	Molina Healthcare, Inc.:
400M	5.375%, 11/15/2022	417,500
250M	4.875%, 6/15/2025 (a)	254,688
125M	MPH Operating Partnership, LP, 7.125%, 6/1/2024 (a)	117,838
175M	Par Pharmaceutical, Inc., 7.5%, 4/1/2027 (a)	172,375
250M	Polaris Intermediate Corp., 8.5%, 12/1/2022 (a)	221,875
675M	Syneos Health, Inc., 7.5%, 10/1/2024 (a)	708,750
100M	Tenet Healthcare Corp., 5.125%, 5/1/2025	100,750
		7,895,117
	Home-Building—.8%
350M	Century Communities, Inc., 6.75%, 6/1/2027 (a)	355,687
	William Lyon Homes, Inc.:
250M	6%, 9/1/2023	255,000
275M	6.625%, 7/15/2027 (a)(b)	275,000
		885,687

20

Principal
Amount	Security	Value
	Information Technology—4.6%
$ 980M	Alliance Data Systems Corp., 5.375%, 8/1/2022 (a)	$ 996,415
275M	Anixter, Inc., 6%, 12/1/2025 (a)	299,062
250M	CDW, LLC, 5%, 9/1/2025	261,094
125M	CommScope Finance, LLC, 6%, 3/1/2026 (a)	128,750
50M	CommScope Technologies, LLC, 6%, 6/15/2025 (a)	47,110
	Diamond 1 Finance Corp.:
375M	5.875%, 6/15/2021 (a)	381,356
225M	7.125%, 6/15/2024 (a)	237,540
250M	J2 Cloud Services, LLC, 6%, 7/15/2025 (a)	262,813
375M	Nielsen Finance, LLC, 5%, 4/15/2022 (a)	375,938
	Nuance Communications, Inc.:
350M	6%, 7/1/2024	363,563
150M	5.625%, 12/15/2026	156,795
250M	Rackspace Hosting, Inc., 8.625%, 11/15/2024 (a)	230,625
575M	Solera, LLC, 10.5%, 3/1/2024 (a)	624,594
325M	Symantec Corp., 5%, 4/15/2025 (a)	333,407
275M	Verscend Holding Corp., 9.75%, 8/15/2026 (a)	286,688
		4,985,750
	Manufacturing—2.9%
325M	Amsted Industries, Inc., 5.625%, 7/1/2027 (a)	339,625
375M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023 (a)	388,125
500M	Brand Energy & Infrastructure Services, Inc., 8.5%, 7/15/2025 (a)	455,625
250M	Cloud Crane, LLC, 10.125%, 8/1/2024 (a)	269,375
275M	Grinding Media, Inc., 7.375%, 12/15/2023 (a)	264,688
300M	H&E Equipment Services, Inc., 5.625%, 9/1/2025	309,675
200M	HAT Holdings I, LLC, 5.25%, 7/15/2024 (a)(b)	204,500
325M	Manitowoc Co., Inc., 9%, 4/1/2026 (a)	325,813
200M	Park-Ohio Industries, Inc., 6.625%, 4/15/2027	201,000
350M	Wabash National Corp., 5.5%, 10/1/2025 (a)	333,375
		3,091,801
	Media-Broadcasting—3.1%
	Belo Corp.:
200M	7.75%, 6/1/2027	221,000
225M	7.25%, 9/15/2027	243,000
450M	LIN Television Corp., 5.875%, 11/15/2022	461,250
	Nexstar Broadcasting, Inc.:
225M	6.125%, 2/15/2022 (a)	228,375
200M	5.625%, 8/1/2024 (a)	207,692
150M	Nexstar Escrow, Inc., 5.625%, 7/15/2027 (a)(b)	153,938

21

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2019

Principal
Amount	Security	Value
	Media-Broadcasting (continued)
	Sinclair Television Group, Inc.:
$ 300M	5.625%, 8/1/2024 (a)	$ 307,500
100M	5.875%, 3/15/2026 (a)	102,595
225M	5.125%, 2/15/2027 (a)	221,625
	Sirius XM Radio, Inc.:
450M	4.625%, 7/15/2024 (a)(b)	461,601
725M	6%, 7/15/2024 (a)	747,838
		3,356,414
	Media-Cable TV—7.5%
	Altice Financing SA:
525M	6.625%, 2/15/2023 (a)	539,437
200M	7.5%, 5/15/2026 (a)	201,520
	Altice France SA:
200M	6.25%, 5/15/2024 (a)	206,750
300M	7.375%, 5/1/2026 (a)	308,250
200M	8.125%, 2/1/2027 (a)	210,500
	CCO Holdings, LLC:
200M	5.25%, 9/30/2022	203,395
275M	5.125%, 2/15/2023	280,032
150M	5.75%, 9/1/2023	153,702
500M	5.875%, 4/1/2024 (a)	523,750
275M	5.875%, 5/1/2027 (a)	290,812
150M	5%, 2/1/2028 (a)	153,555
125M	5.375%, 6/1/2029 (a)(b)	129,375
600M	Clear Channel International, 8.75%, 12/15/2020 (a)	616,500
	Clear Channel Worldwide Holdings, Inc.:
650M	Series “A”, 6.5%, 11/15/2022	667,875
300M	9.25%, 2/15/2024 (a)	326,250
	CSC Holdings, LLC:
750M	5.375%, 7/15/2023 (a)	772,500
200M	6.625%, 10/15/2025 (a)	214,500
	DISH DBS Corp.:
225M	5%, 3/15/2023	218,250
250M	5.875%, 11/15/2024	237,500
	Gray Television, Inc.:
50M	5.125%, 10/15/2024 (a)	51,063
275M	5.875%, 7/15/2026 (a)	286,000
900M	Midcontinent Communications & Finance Corp.,
	6.875%, 8/15/2023 (a)	938,250

22

Principal
Amount	Security	Value
	Media-Cable TV (continued)
	Netflix, Inc.:
$ 100M	4.375%, 11/15/2026	$ 102,530
100M	4.875%, 4/15/2028	103,375
375M	Unitymedia GmbH, 6.125%, 1/15/2025 (a)	391,969
		8,127,640
	Media-Diversified—1.7%
25M	E.W. Scripps Co., 5.125%, 5/15/2025 (a)	24,062
375M	Gannett Co., Inc., 6.375%, 10/15/2023	387,656
300M	iHeart Communications, 8.375%, 5/1/2027	315,756
225M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025	233,437
900M	Tribune Media Co., 5.875%, 7/15/2022	920,160
		1,881,071
	Metals/Mining—4.7%
475M	Allegheny Technologies, Inc., 7.875%, 8/15/2023	510,767
250M	Cleveland-Cliffs, Inc., 5.875%, 6/1/2027 (a)	243,750
	Commercial Metals Co.:
525M	4.875%, 5/15/2023	531,562
175M	5.375%, 7/15/2027	174,562
250M	Constellium NV, 5.75%, 5/15/2024 (a)	257,500
350M	First Quantum Minerals, Ltd., 6.5%, 3/1/2024 (a)	328,562
175M	HudBay Minerals, Inc., 7.25%, 1/15/2023 (a)	180,906
450M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022 (a)	476,016
75M	Mineral Resources, Ltd., 8.125%, 5/1/2027 (a)	78,281
25M	Mountain Province Diamonds, Inc., 8%, 12/15/2022 (a)	24,969
375M	Natural Resource Partners, LP, 9.125%, 6/30/2025 (a)	387,188
250M	Northwest Acquisitions, ULC, 7.125%, 11/1/2022 (a)	173,125
	Novelis, Inc.:
275M	6.25%, 8/15/2024 (a)	289,014
225M	5.875%, 9/30/2026 (a)	228,375
700M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025 (a)	686,000
525M	TMS International Corp., 7.25%, 8/15/2025 (a)	509,250
		5,079,827
	Real Estate—1.5%
	Geo Group, Inc.:
100M	5.125%, 4/1/2023	90,000
225M	6%, 4/15/2026	196,807
325M	Greystar Real Estate Partners, 5.75%, 12/1/2025 (a)	332,313

23

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2019

Principal
Amount	Security	Value
	Real Estate (continued)
	Iron Mountain, Inc.:
$ 225M	5.75%, 8/15/2024	$ 227,844
250M	5.25%, 3/15/2028 (a)	251,563
175M	Lennar Corp., 4.875%, 12/15/2023	185,063
80M	MPT Operating Partnership, LP, 6.375%, 3/1/2024	83,900
225M	Sabra Health Care, LP, 5.125%, 8/15/2026	234,410
		1,601,900
	Retail-General Merchandise—1.7%
	1011778 B.C., ULC:
500M	4.625%, 1/15/2022 (a)	501,250
250M	5%, 10/15/2025 (a)	252,575
	AmeriGas Partners, LP:
50M	5.625%, 5/20/2024	53,500
225M	5.5%, 5/20/2025	237,937
225M	J.C. Penney Co., Inc., 8.625%, 3/15/2025	111,375
150M	KFC Holding Co., LLC, 5%, 6/1/2024 (a)	155,438
425M	L Brands, Inc., 6.75%, 7/1/2036	367,625
125M	SRS Distribution, Inc., 8.25%, 7/1/2026 (a)	121,875
		1,801,575
	Services—2.8%
525M	ADT Corp., 3.5%, 7/15/2022	525,656
225M	AECOM, 5.125%, 3/15/2027	235,125
	GCI, Inc.:
300M	6.75%, 6/1/2021	300,375
825M	6.875%, 4/15/2025	864,187
525M	GW Honos Security Corp., 8.75%, 5/15/2025 (a)	521,062
50M	KAR Auction Services, Inc., 5.125%, 6/1/2025 (a)	51,125
91M	Prime Security Services Borrower, LLC, 9.25%, 5/15/2023 (a)	95,739
	United Rentals, Inc.:
150M	4.625%, 10/15/2025	152,813
325M	5.5%, 5/15/2027	342,875
		3,088,957
	Telecommunications—2.6%
	Frontier Communications Corp.:
175M	8.5%, 4/1/2026 (a)	170,187
75M	8%, 4/1/2027 (a)	78,187
400M	GCI, LLC, 6.625%, 6/15/2024 (a)	420,120
225M	Qwest Corp., 7.25%, 9/15/2025	250,707

24

Principal
Amount	Security	Value
	Telecommunications (continued)
$ 125M	Telecom Italia Capital SA, 7.2%, 7/18/2036	$ 138,437
200M	Telecom Italia SpA, 5.303%, 5/30/2024	207,750
375M	Telesat Canada, 8.875%, 11/15/2024 (a)	406,875
	Zayo Group, LLC:
350M	6%, 4/1/2023	359,625
250M	6.375%, 5/15/2025	255,925
525M	5.75%, 1/15/2027 (a)	536,224
		2,824,037
	Transportation—2.1%
375M	BCD Acquisition, Inc., 9.625%, 9/15/2023 (a)	395,156
	Fly Leasing, Ltd.:
275M	6.375%, 10/15/2021	282,219
250M	5.25%, 10/15/2024	256,250
225M	Mobile Mini, Inc., 5.875%, 7/1/2024	232,313
300M	VistaJet Malta Finance, PLC, 10.5%, 6/1/2024 (a)	300,000
750M	XPO Logistics, Inc., 6.125%, 9/1/2023 (a)	779,063
		2,245,001
	Utilities—3.2%
150M	AES Corp., 6%, 5/15/2026	159,750
	Calpine Corp.:
100M	5.75%, 1/15/2025	99,625
275M	5.25%, 6/1/2026 (a)	280,844
75M	Clearway Energy Operating, LLC, 5.75%, 10/15/2025 (a)	76,406
300M	Drax Finco, PLC, 6.625%, 11/1/2025 (a)	308,121
257M	Dynegy, Inc., 7.375%, 11/1/2022	266,959
21M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020	22,114
400M	Nextera Energy Operating Partners, 4.25%, 7/15/2024 (a)	403,258
125M	NRG Yield Operating, LLC, 5%, 9/15/2026	123,338
289M	NSG Holdings, LLC, 7.75%, 12/15/2025 (a)	311,310
	Talen Energy Supply, LLC:
100M	7.25%, 5/15/2027 (a)	102,750
175M	6.625%, 1/15/2028 (a)(b)	174,563
850M	Targa Resources Partners, LP, 4.25%, 11/15/2023	853,188
250M	Terraform Power Operating, LLC, 5%, 1/31/2028 (a)	251,875
		3,434,101

25

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2019

Principal
Amount	Security	Value
	Waste Management—.8%
$ 100M	Clean Harbors, Inc., 4.875%, 7/15/2027 (a)(b)	$ 101,885
275M	Covanta Holding Corp., 5.875%, 7/1/2025	287,031
	GFL Environmental, Inc.:
175M	5.625%, 5/1/2022 (a)	177,187
250M	8.5%, 5/1/2027 (a)	269,687
		835,790
	Wireless Communications—3.9%
275M	Consolidated Communications, Inc., 6.5%, 10/1/2022	257,727
175M	Hughes Satellite Systems Corp., 6.625%, 8/1/2026	184,406
150M	Inmarsat Finance, PLC, 4.875%, 5/15/2022 (a)	151,688
275M	Intelsat Jackson Holdings SA, 8.5%, 10/15/2024 (a)	273,625
	Level 3 Financing, Inc.:
250M	6.125%, 1/15/2021	251,875
75M	5.375%, 8/15/2022	75,281
250M	5.125%, 5/1/2023	253,025
300M	5.375%, 1/15/2024	307,500
175M	Sprint Capital Corp., 8.75%, 3/15/2032	203,000
	Sprint Corp.:
1,150M	7.875%, 9/15/2023	1,252,063
125M	7.125%, 6/15/2024	132,850
150M	7.625%, 2/15/2025	160,125
450M	7.625%, 3/1/2026	480,825
	T-Mobile USA, Inc.:
50M	6.5%, 1/15/2024	51,875
200M	5.125%, 4/15/2025	208,906
		4,244,771
Total Value of Corporate Bonds (cost $97,549,197)		98,765,216
	LOAN PARTICIPATIONS†—5.0%
	Chemicals—.4%
	Flint Group:
69M	5.5811%, 9/6/2021	59,066
423M	5.5811%, 9/7/2021	361,805
		420,871
	Financials—.5%
598M	TransUnion, LLC, 4.4023%, 6/30/2025	598,118

26

Principal
Amount	Security	Value
	Food/Beverage/Tobacco—.2%
$ 237M	Chobani, LLC, 5.9023%, 10/9/2023	$ 233,886
	Gaming/Leisure—.4%
400M	Dorna Sports SL, 5.883%, 4/12/2024	393,418
	Health Care—.3%
347M	Inovalon Holdings, Inc., 5.9375%, 4/2/2025	347,809
	Media-Cable TV—.1%
150M	Nexstar Broadcasting, Inc., 2.75%, 6/19/2026 (b)	149,562
	Media-Diversified—1.1%
125M	DiscoverOrg., LLC, 6.9023%, 2/2/2026	124,337
550M	iHeart Communications, 4%, 5/1/2026 (b)	551,238
500M	Tribune Media Co., 5.4023%, 1/29/2024	500,625
		1,176,200
	Metals/Mining—.5%
500M	Zekelman Industries, Inc., 4.6523%, 6/14/2021	499,062
	Telecommunication Services—1.2%
497M	CenturyLink, Inc., 5.1523%, 1/31/2025	486,593
800M	Intelsat Jackson Holdings SA, 6.9041%, 1/2/2024	804,000
		1,290,593
	Utilities—.3%
	Edgewater Generation:
120M	6.1524%, 12/12/2025	119,926
160M	3.75%, 12/15/2025 (b)	159,600
		279,526
Total Value of Loan Participations (cost $5,419,977)		5,389,045
Total Value of Investments (cost $102,969,174)	96.4%	104,154,261
Other Assets, Less Liabilities	3.6	3,859,401
Net Assets	100.0%	$108,013,662

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1G).

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2019.

27

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2019

Summary of Abbreviations:
LLLP	Limited Liability Limited Partnership
ULC	Unlimited Liability Corporation

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$98,765,216	$—	$98,765,216
Loan Participations	—	5,389,045	—	5,389,045
Total Investments in Securities*	$—	$104,154,261	$—	$104,154,261

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds and loan participations.

There were no transfers into or from Level 1 and Level 2 by the Fund for the six months ended
June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

28	See notes to financial statements

Fund Expenses (unaudited)
GOVERNMENT CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/19)	(6/30/19)	(1/1/19–6/30/19)*
Expense Examples
Actual	$1,000.00	$1,008.26	$3.83
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.97	$3.86

*	Expenses are equal to the annualized expense ratio of .77%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2019, and are based on the total value of investments.

29

Portfolio of Investments
GOVERNMENT CASH MANAGEMENT FUND
June 30, 2019

Principal		Interest
Amount	Security	Rate	*	Value
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—65.7%
	U.S. Treasury Bills:
$800M	7/5/2019	2.38%		$ 799,788
350M	7/11/2019	2.40		349,765
800M	7/18/2019	2.36		799,106
400M	7/25/2019	2.40		399,353
500M	7/30/2019	2.28		499,079
500M	8/1/2019	2.30		499,008
200M	8/8/2019	2.06		199,565
400M	8/8/2019	2.37		398,995
600M	8/22/2019	2.19		598,103
400M	9/19/2019	2.17		398,071
500M	10/17/2019	2.39		496,407
400M	10/24/2019	2.35		396,985
350M	10/31/2019	2.35		347,199
400M	11/21/2019	2.23		396,448
Total Value of Short-Term U.S. Government Obligations (cost $6,577,872)				6,577,872
	VARIABLE AND FLOATING RATE NOTES—30.4%
	Federal Farm Credit Bank:
400M	7/2/2019	2.30		399,999
400M	8/9/2019	2.60		400,104
900M	11/14/2019	2.57		900,684
	Federal Home Loan Bank:
440M	7/5/2019	2.44		440,007
400M	7/25/2019	2.31		399,992
500M	10/11/2019	2.32		499,864
Total Value of Variable and Floating Rate Notes (cost $3,040,650)				3,040,650

30

Principal			Interest
Amount	Security		Rate	*	Value
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—4.0%
$400M	Federal Home Loan Bank, 7/12/2019 (cost $399,718)		2.30%		$ 399,718
Total Value of Investments (cost $10,018,240)**		100.1%			10,018,240
Excess of Liabilities Over Other Assets		(.1)			(7,000)
Net Assets		100.0%			$10,011,240

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2019.

**	Aggregate cost for federal income tax purposes is the same.

31

Portfolio of Investments (continued)
GOVERNMENT CASH MANAGEMENT FUND
June 30, 2019

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Short-Term U.S. Government
Obligations	$—	$6,577,872	$—	$6,577,872
Variable and Floating Rate Notes:
U.S. Government Agency
Obligations	—	3,040,650	—	3,040,650
Short-Term U.S. Government
Agency Obligations	—	399,718	—	399,718
Total Investments in Securities	$—	$10,018,240	$—	$10,018,240

There were no transfers into or from Level 1 and Level 2 by the Fund for the six months ended
June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

32	See notes to financial statements

Fund Expenses (unaudited)
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/19)	(6/30/19)	(1/1/19–6/30/19)*
Expense Examples
Actual	$1,000.00	$1,153.73	$4.17
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.92	$3.91

*	Expenses are equal to the annualized expense ratio of .78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2019, and are based on the total value of investments.

33

Portfolio of Investments
GROWTH & INCOME FUND
June 30, 2019

Shares		Security	Value
		COMMON STOCKS—92.6%
		Communication Services—8.8%
4,950	*	Alphabet, Inc. – Class “A”	$ 5,359,860
226,550		AT&T, Inc.	7,591,690
52,100		CBS Corp. – Class “B”	2,599,790
217,450		Comcast Corp. – Special Shares “A”	9,193,786
86,650		Fox Corp. – Class “B”	3,165,324
36,250	*	Take-Two Interactive Software, Inc.	4,115,463
162,600		Verizon Communications, Inc.	9,289,338
19,927		Walt Disney Co.	2,782,606
			44,097,857
		Consumer Discretionary—4.1%
35,650		Aptiv, PLC	2,881,590
1,650	*	Booking Holdings, Inc.	3,093,271
10,000	*	Burlington Stores, Inc.	1,701,500
24,350		Home Depot, Inc.	5,064,069
24,100		Lowe’s Cos., Inc.	2,431,931
18,900		McDonald’s Corp.	3,924,774
15,700		Ross Stores, Inc.	1,556,184
			20,653,319
		Consumer Staples—6.8%
106,668		Coca-Cola Co.	5,431,535
65,079		Koninklijke Ahold Delhaize NV (ADR)	1,461,674
73,300		Mondelez International, Inc. – Class “A”	3,950,870
43,300		PepsiCo, Inc.	5,677,929
50,300		Philip Morris International, Inc.	3,950,059
62,200		Procter & Gamble Co.	6,820,230
62,350		Walmart, Inc.	6,889,052
			34,181,349
		Energy—8.3%
131,638		BP, PLC (ADR)	5,489,305
64,700		Chevron Corp.	8,051,267
65,500		ConocoPhillips	3,995,500
22,800		EOG Resources, Inc.	2,124,048
101,350		ExxonMobil Corp.	7,766,450
45,700		Hess Corp.	2,905,149

34

Shares		Security	Value
		Energy (continued)
76,652		Marathon Petroleum Corp.	$ 4,283,314
111,607		Suncor Energy, Inc.	3,477,674
45,550		Valero Energy Corp.	3,899,536
			41,992,243
		Financials—18.5%
44,506		American Express Co.	5,493,821
46,500		American International Group, Inc.	2,477,520
298,150		Bank of America Corp.	8,646,350
82,950		Bank of New York Mellon Corp.	3,662,242
36,650	*	Berkshire Hathaway, Inc. – Class “B”	7,812,680
55,500		Chubb, Ltd.	8,174,595
93,250		Citigroup, Inc.	6,530,297
104,850		Citizens Financial Group, Inc.	3,707,496
29,093		Discover Financial Services	2,257,326
18,250		Goldman Sachs Group, Inc.	3,733,950
110,288		JPMorgan Chase & Co.	12,330,198
51,100		MetLife, Inc.	2,538,137
54,950		Morgan Stanley	2,407,360
34,400		PNC Financial Services Group, Inc.	4,722,432
27,600		Travelers Cos., Inc.	4,126,752
120,200		U.S. Bancorp	6,298,480
173,667		Wells Fargo & Co.	8,217,922
			93,137,558
		Health Care—14.4%
53,000		Abbott Laboratories	4,457,300
8,639		Anthem, Inc.	2,438,012
66,750	*	Centene Corp.	3,500,370
34,850		Eli Lilly & Co.	3,861,032
54,000		Gilead Sciences, Inc.	3,648,240
38,100		Hill-Rom Holdings, Inc.	3,986,022
44,925		Johnson & Johnson	6,257,154
54,600		Koninklijke Philips NV (ADR)	2,379,468
72,512		Medtronic, PLC	7,061,944
107,943		Merck & Co., Inc.	9,051,021
198,993		Pfizer, Inc.	8,620,377
60,350		Smith & Nephew, PLC (ADR)	2,627,639
20,943		Thermo Fisher Scientific, Inc.	6,150,540

35

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2019

Shares		Security	Value
		Health Care (continued)
6,759		UnitedHealth Group, Inc.	$ 1,649,264
42,700		Zimmer Biomet Holdings, Inc.	5,027,498
15,772		Zoetis, Inc.	1,789,964
			72,505,845
		Industrials—10.4%
4,200		Boeing Co.	1,528,842
45,350		Eaton Corp., PLC	3,776,748
59,400	*	Gardner Denver Holdings, Inc.	2,055,240
39,300		Honeywell International, Inc.	6,861,387
35,950		Ingersoll-Rand, PLC	4,553,787
64,250		Jacobs Engineering Group, Inc.	5,422,058
13,608		Lockheed Martin Corp.	4,947,052
97,600		Masco Corp.	3,829,824
16,300		Northrop Grumman Corp.	5,266,693
12,748		Stanley Black & Decker, Inc.	1,843,488
33,600		Union Pacific Corp.	5,682,096
49,550		United Technologies Corp.	6,451,410
			52,218,625
		Information Technology—11.6%
53,200	*	Advanced Micro Devices, Inc.	1,615,684
73,021		Applied Materials, Inc.	3,279,373
8,909		ASML Holdings NV	1,852,448
184,050		Cisco Systems, Inc.	10,073,056
130,850		Corning, Inc.	4,348,145
89,350		eBay, Inc.	3,529,325
5,500	*	FleetCor Technologies, Inc.	1,544,675
88,656		HP, Inc.	1,843,158
125,750		Intel Corp.	6,019,653
60,000		Microsoft Corp.	8,037,600
45,300		Oracle Corp.	2,580,741
69,688		QUALCOMM, Inc.	5,301,166
22,350	*	Synopsys, Inc.	2,876,222
29,500		TE Connectivity, Ltd.	2,825,510
25,250		Texas Instruments, Inc.	2,897,690
			58,624,446

36

Shares or
Principal
Amount	Security		Value
	Materials—2.7%
25,700	Celanese Corp.		$ 2,770,460
28,666	Dow, Inc.		1,413,520
28,666	DuPont de Nemours, Inc.		2,151,957
26,520	FMC Corp.		2,199,834
13,150	Linde, PLC		2,640,520
28,800	LyondellBasell Industries NV – Class “A”		2,480,544
			13,656,835
	Real Estate—2.0%
8,100	American Tower Corp. (REIT)		1,656,045
21,800	Crown Castle International Corp. (REIT)		2,841,630
12,800	Federal Realty Investment Trust (REIT)		1,648,128
43,421	iShares U.S. Real Estate (ETF)		3,791,088
			9,936,891
	Utilities—5.0%
28,100	American Electric Power Co., Inc.		2,473,081
46,350	CMS Energy Corp.		2,684,128
26,950	Entergy Corp.		2,773,963
50,450	Exelon Corp.		2,418,573
64,100	FirstEnergy Corp.		2,744,121
15,600	NextEra Energy, Inc.		3,195,816
18,052	Pinnacle West Capital Corp.		1,698,513
47,050	Utilities Select Sector SPDR Fund (ETF)		2,805,592
24,250	WEC Energy Group, Inc.		2,021,723
42,300	Xcel Energy, Inc.		2,516,427
			25,331,937
Total Value of Common Stocks (cost $329,279,491)			466,336,905
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—6.8%
	U.S. Treasury Bills:
$20,000M	2.05%, 7/2/2019		19,998,920
14,000M	1.989%, 7/16/2019		13,988,072
Total Value of Short-Term U.S. Government Obligations (cost $33,987,255)			33,986,992
Total Value of Investments (cost $363,266,746)		99.4%	500,323,897
Other Assets, Less Liabilities		.6	3,105,836
Net Assets		100.0%	$503,429,733

*	Non-income producing

37

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2019

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$466,336,905	$—	$—	$466,336,905
Short-Term U.S. Government
Obligations	—	33,986,992	—	33,986,992
Total Investments in Securities*	$466,336,905	$33,986,992	$—	$500,323,897

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the six months ended
June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

38	See notes to financial statements

Fund Expenses (unaudited)
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/19)	(6/30/19)	(1/1/19–6/30/19)*
Expense Examples
Actual	$1,000.00	$1,189.12	$4.67
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.53	$4.31

*	Expenses are equal to the annualized expense ratio of .86%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2019, and are based on the total value of investments.

39

Portfolio of Investments
INTERNATIONAL FUND
June 30, 2019

Shares		Security	Value
		COMMON STOCKS—96.6%
		France—12.7%
30,605		Air Liquide SA	$ 4,282,257
5,883		L’Oreal SA	1,675,735
6,105		LVMH Moet Hennessy Louis Vuitton SE	2,598,389
34,855		Safran SA	5,106,793
19,846		Teleperformance	3,976,286
34,773		VINCI SA	3,561,007
			21,200,467
		United Kingdom—12.4%
86,609		Ashtead Group, PLC	2,479,162
81,983		Bunzl, PLC	2,162,461
35,024		DCC, PLC	3,122,417
60,714		Diageo, PLC	2,609,199
38,230		London Stock Exchange	2,663,472
173,469		RELX NV	4,197,515
691,049		Rentokil Initial, PLC	3,488,462
			20,722,688
		India—11.0%
226,669		HDFC Bank, Ltd.	8,024,662
114,721		Housing Development Finance Corp., Ltd.	3,643,184
1,138,336		Power Grid Corp. of India, Ltd.	3,411,998
101,800		Tata Consultancy Services, Ltd.	3,284,618
			18,364,462
		Canada—10.1%
101,232		Alimentation Couche-Tard, Inc. – Class “B”	6,370,531
91,755		CAE, Inc.	2,467,026
39,705		Canadian National Railway Co.	3,674,733
4,540		Constellation Software, Inc.	4,278,947
			16,791,237
		United States—9.8%
3,245	*	Alphabet, Inc. – Class “C”	3,507,553
2,826	*	Booking Holdings, Inc.	5,297,930
18,788		Mastercard, Inc. – Class “A”	4,969,990
25,748		Medtronic, PLC	2,507,598
			16,283,071

40

Shares		Security	Value
		Netherlands—6.5%
15,161		Heineken NV	$ 1,691,892
94,809		Unilever NV – CVA	5,774,161
46,207		Wolters Kluwer NV	3,363,738
			10,829,791
		Switzerland—5.2%
41,813	*	Alcon, Inc.	2,581,938
59,220		Nestle SA	6,130,684
			8,712,622
		Germany—5.0%
11,564		Adidas AG	3,570,069
34,140		SAP SE	4,687,976
			8,258,045
		Belgium—3.4%
64,336		Anheuser-Busch InBev SA	5,694,500
		Spain—3.4%
45,052	*	Cellnex Telecom SA	1,666,980
134,298		Grifols SA – Class “A”	3,970,467
			5,637,447
		China—3.2%
19,412	*	Alibaba Group Holding, Ltd. (ADR)	3,289,363
44,510		Tencent Holdings, Ltd.	2,009,067
			5,298,430
		Ireland—2.5%
18,411		Flutter Entertainment, PLC	1,384,651
51,838		Kingspan Group, PLC	2,815,213
			4,199,864
		Brazil—2.5%
79,781		Equatorial Energia SA	1,919,132
232,826		Itau Unibanco Holding SA (ADR)	2,193,221
			4,112,353

41

Portfolio of Investments (continued)
INTERNATIONAL FUND
June 30, 2019

Shares or
Principal
Amount	Security	Value
	Japan—2.4%
6,422	Keyence Corp.	$ 3,939,033
	Hong Kong—2.2%
469,440	Techtronic Industries Co., Ltd.	3,593,650
	Mexico—1.9%
1,138,160	Walmart de Mexico SAB de CV	3,106,647
	Taiwan—1.2%
52,949	Taiwan Semiconductor Manufacturing Co. , Ltd. (ADR)	2,074,012
	Australia—1.2%
13,330	CSL, Ltd.	2,012,040
Total Value of Common Stocks (cost $115,915,787)		160,830,359
	SHORT-TERM U.S.GOVERNMENT
	OBLIGATIONS—1.8%
	United States
$3,000M	U.S. Treasury Bills, 2.05%, 7/2/2019 (cost $2,999,829)	2,999,838
Total Value of Investments (cost $118,915,616)	98.4%	163,830,197
Other Assets, Less Liabilities	1.6	2,619,512
Net Assets	100.0%	$166,449,709

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts

42

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
France	$21,200,467	$—	$—	$21,200,467
United Kingdom	20,722,688	—	—	20,722,688
India	18,364,462	—	—	18,364,462
Canada	16,791,237	—	—	16,791,237
United States	16,283,071	—	—	16,283,071
Netherlands	10,829,791	—	—	10,829,791
Switzerland	8,712,622	—	—	8,712,622
Germany	8,258,045	—	—	8,258,045
Belgium	5,694,500	—	—	5,694,500
Spain	5,637,447	—	—	5,637,447
China	5,298,430	—	—	5,298,430
Ireland	4,199,864	—	—	4,199,864
Brazil	4,112,353	—	—	4,112,353
Japan	3,939,033	—	—	3,939,033
Hong Kong	3,593,650	—	—	3,593,650
Mexico	3,106,647	—	—	3,106,647
Taiwan	2,074,012	—	—	2,074,012
Australia	2,012,040	—	—	2,012,040
Short-Term U.S. Government
Obligations	—	2,999,838	—	2,999,838
Total Investments in Securities	$160,830,359	$2,999,838	$—	$163,830,197

Transfers between Level 2 and Level 1 securities as of June 30, 2019 resulted from securities priced previously with an official close price (Level 1 securities) or securities fair valued by the Valuation
Committee (Level 2 securities). Transfers from Level 2 to Level 1 for the six months ended June 30, 2019 were $18,957,557. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	43

Fund Expenses (unaudited)
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/19)	(6/30/19)	(1/1/19–6/30/19)*
Expense Examples
Actual	$1,000.00	$1,091.47	$3.63
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.32	$3.51

*	Expenses are equal to the annualized expense ratio of .70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2019, and are based on thetotal value of investments.

44

Portfolio of Investments
INVESTMENT GRADE FUND
June 30, 2019

Principal
Amount	Security	Value
	CORPORATE BONDS—83.1%
	Aerospace/Defense—.8%
$ 500M	Rockwell Collins, Inc., 3.5%, 3/15/2027	$ 520,761
	Automotive—5.3%
500M	Daimler Finance NA, LLC, 3.3%, 5/19/2025 (a)	512,066
	Ford Motor Credit Co., LLC:
600M	8.125%, 1/15/2020	617,068
400M	3.81%, 1/9/2024	400,134
	General Motors Financial Co., Inc.:
400M	5.25%, 3/1/2026	429,408
100M	5.65%, 1/17/2029	110,061
	Lear Corp.:
400M	5.25%, 1/15/2025	414,456
300M	3.8%, 9/15/2027	297,240
400M	O’Reilly Automotive, Inc., 3.55%, 3/15/2026	412,767
300M	Volkswagen Group America, 4%, 11/12/2021	309,756
		3,502,956
	Chemicals—2.9%
500M	Dow Chemical Co., 3.5%, 10/1/2024	520,004
500M	DowDuPont, Inc., 4.725%, 11/15/2028	566,656
500M	LyondellBasell Industries NV, 6%, 11/15/2021	536,284
300M	Nutrien, Ltd., 3.375%, 3/15/2025	307,727
		1,930,671
	Energy—9.5%
500M	Andeavor Logistics, LP, 5.25%, 1/15/2025	529,260
399M	Continental Resources, Inc., 5%, 9/15/2022	402,687
400M	Enable Midstream Partners, LP, 4.4%, 3/15/2027	403,504
500M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	515,650
	Enterprise Products Operating:
300M	7.55%, 4/15/2038	415,980
200M	4.8%, 2/1/2049	222,265
200M	4.2%, 1/31/2050 (b)	205,386
500M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023	514,004
450M	Kinder Morgan, Inc., 5.625%, 11/15/2023 (a)	498,570
	Magellan Midstream Partners, LP:
500M	5%, 3/1/2026	555,942
400M	4.85%, 2/1/2049	447,641
400M	Midwest Connector Capital Co., LLC, 4.625%, 4/1/2029 (a)	429,064
400M	Noble Energy, Inc., 3.85%, 1/15/2028	408,239

45

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2019

Principal
Amount	Security	Value
	Energy (continued)
	Valero Energy Corp.:
$ 300M	4.35%, 6/1/2028	$ 320,253
300M	6.625%, 6/15/2037	380,593
		6,249,038
	Financial Services—6.6%
750M	Brookfield Finance, Inc., 4.85%, 3/29/2029	820,996
500M	ERAC USA Finance, LLC, 4.5%, 8/16/2021 (a)	521,395
250M	GE Capital International Funding Services, Ltd., 4.418%, 11/15/2035	247,853
700M	General Electric Capital Corp., 4.65%, 10/17/2021	729,568
500M	International Lease Finance Corp., 8.25%, 12/15/2020	539,621
400M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	423,795
	Protective Life Corp.:
600M	7.375%, 10/15/2019	608,047
400M	4.3%, 9/30/2028 (a)	421,696
		4,312,971
	Financials—23.1%
	Bank of America Corp.:
1,000M	4.2%, 8/26/2024	1,063,716
500M	4%, 1/22/2025	526,270
300M	3.559%, 4/23/2027	313,420
475M	5.875%, 2/7/2042	632,118
600M	Barclays Bank, PLC, 3.75%, 5/15/2024	622,058
300M	Capital One Financial Corp., 3.75%, 4/24/2024	315,031
	Citigroup, Inc.:
200M	2.9%, 12/8/2021	202,150
450M	4.5%, 1/14/2022	473,211
450M	4.3%, 11/20/2026	478,301
300M	4.075%, 4/23/2029	322,529
	Goldman Sachs Group, Inc.:
250M	3.85%, 7/8/2024	262,450
1,100M	3.5%, 11/16/2026	1,128,038
700M	4.223%, 5/1/2029	751,367
250M	HSBC Holdings, PLC, 3.95%, 5/18/2024	261,694
	JPMorgan Chase & Co.:
800M	3.54%, 5/1/2028 †	833,402
250M	4.452%, 12/5/2029	278,976
850M	6.4%, 5/15/2038	1,174,270

46

Principal
Amount	Security	Value
	Financials (continued)
	Morgan Stanley:
$ 500M	4.1%, 5/22/2023	$ 526,692
300M	4%, 7/23/2025	321,592
400M	3.625%, 1/20/2027	420,189
400M	UBS AG, 4.875%, 8/4/2020	411,241
	UBS Group Funding (Switzerland) AG:
500M	3.491%, 5/23/2023 (a)	512,856
300M	4.253%, 3/23/2028 (a)	323,614
	Wells Fargo & Co.:
900M	3.45%, 2/13/2023	925,589
500M	3.196%, 6/17/2027	510,021
750M	4.75%, 12/7/2046	856,145
	Wells Fargo Bank, NA:
250M	5.85%, 2/1/2037	321,434
250M	6.6%, 1/15/2038	348,091
		15,116,465
	Food/Beverage/Tobacco—2.0%
900M	Anheuser-Busch Cos., LLC, 4.7%, 2/1/2036	988,804
300M	Anheuser-Busch InBev Worldwide, 4.15%, 1/23/2025	325,183
		1,313,987
	Forest Products/Containers—.6%
400M	Packaging Corp. of America, 3.4%, 12/15/2027	404,886
	Health Care—2.0%
	CVS Health Corp.:
400M	3.875%, 7/20/2025	418,007
200M	4.3%, 3/25/2028	211,076
200M	5.05%, 3/25/2048	213,352
450M	Express Scripts Holding Co., 4.75%, 11/15/2021	472,651
		1,315,086
	Information Technology—3.0%
400M	Corning, Inc., 7.25%, 8/15/2036	484,785
900M	Diamond 1 Finance Corp., 4.42%, 6/15/2021 (a)	927,687
500M	International Business Machines Corp., 4.25%, 5/15/2049	539,567
		1,952,039

47

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2019

Principal
Amount	Security	Value
	Manufacturing—1.8%
$ 400M	Crane Co., 4.2%, 3/15/2048	$ 395,787
250M	CRH America, Inc., 3.4%, 5/9/2027 (a)	249,716
500M	Johnson Controls International, PLC, 5%, 3/30/2020	509,250
		1,154,753
	Media-Broadcasting—.3%
200M	ABC, Inc., 8.75%, 8/15/2021	225,950
	Media-Cable TV—2.0%
	Comcast Corp.:
700M	4.25%, 1/15/2033	785,910
250M	4.2%, 8/15/2034	277,590
200M	4.7%, 10/15/2048	234,576
		1,298,076
	Media-Diversified—1.3%
	Fox Corp.:
300M	4.03%, 1/25/2024 (a)	319,304
500M	4.709%, 1/25/2029 (a)	559,822
		879,126
	Metals/Mining—2.4%
500M	Arconic, Inc., 6.15%, 8/15/2020	517,629
500M	Glencore Funding, LLC, 4.625%, 4/29/2024 (a)	529,010
500M	Newmont Mining Corp., 5.125%, 10/1/2019	502,993
		1,549,632
	Real Estate—6.6%
	Alexandria Real Estate Equities, Inc.:
400M	3.95%, 1/15/2028	421,025
200M	4.85%, 4/15/2049	229,605
	Digital Realty Trust, LP:
800M	4.75%, 10/1/2025	877,479
250M	3.6%, 7/1/2029	253,820
	Duke Realty, LP:
200M	3.25%, 6/30/2026	203,443
300M	4%, 9/15/2028	321,465
300M	Essex Portfolio, LP, 3.875%, 5/1/2024	314,779
200M	HCP, Inc., 4.25%, 11/15/2023	212,555

48

Principal
Amount	Security	Value
	Real Estate (continued)
$ 500M	National Retail Properties, Inc., 4%, 11/15/2025	$ 527,917
500M	Realty Income Corp., 3.875%, 4/15/2025	532,338
400M	STORE Capital Corp., 4.5%, 3/15/2028	421,901
		4,316,327
	Retail-General Merchandise—1.0%
500M	Home Depot, Inc., 5.875%, 12/16/2036	664,272
	Telecommunications—4.9%
	AT&T, Inc.:
400M	3.6%, 7/15/2025	415,434
500M	4.25%, 3/1/2027	536,336
600M	4.85%, 3/1/2039	645,122
	Verizon Communications, Inc.:
600M	4.329%, 9/21/2028	665,480
900M	4.272%, 1/15/2036	976,316
		3,238,688
	Transportation—2.3%
400M	Air Lease Corp., 4.25%, 2/1/2024	422,262
300M	Aviation Capital Group, LLC, 3.5%, 11/1/2027 (a)	300,456
	Burlington Northern Santa Fe, LLC:
200M	5.75%, 5/1/2040	264,022
400M	5.15%, 9/1/2043	497,708
		1,484,448
	Utilities—4.7%
200M	Energy Transfer Partners, LP, 5.25%, 4/15/2029	223,656
300M	Entergy Arkansas, Inc., 4.95%, 12/15/2044	317,797
400M	Exelon Generation Co., LLC, 3.4%, 3/15/2022	410,044
400M	NRG Energy, Inc., 3.75%, 6/15/2024 (a)	411,308
500M	Ohio Power Co., 5.375%, 10/1/2021	534,157
300M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	314,017
500M	ONEOK, Inc., 4.55%, 7/15/2028	543,201
300M	Sempra Energy, 3.0968%, 1/15/2021 †	299,097
		3,053,277
Total Value of Corporate Bonds (cost $51,780,291)		54,483,409

49

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2019

Shares or
Principal
Amount	Security	Value
	U.S. GOVERNMENT OBLIGATIONS—8.0%
	U.S. Treasury Bonds:
$ 650M	3%, 2/15/2048	$ 712,220
920M	3%, 8/15/2048	1,009,161
200M	3%, 2/15/2049	219,695
180M	3.125%, 5/15/2048	202,018
	U.S. Treasury Notes:
800M	2.25%, 3/31/2021	806,313
250M	2.375%, 3/15/2022	254,478
500M	2.375%, 2/29/2024	514,140
425M	2.5%, 1/31/2025	440,805
400M	2.75%, 6/30/2025	421,024
620M	2.875%, 8/15/2028	666,355
Total Value of U.S. Government Obligations (cost $4,915,157)		5,246,209
	EXCHANGE TRADED FUNDS—4.6%
34,370	iShares iBoxx USD High Yield Corporate Bond ETF (ETF)
	(cost $2,947,627)	2,996,377
	PASS-THROUGH CERTIFICATES—.7%
	Transportation
$ 473M	American Airlines 17-2 AA PTT, 3.35%, 10/15/2029
	(cost $472,939)	478,793
Total Value of Investments (cost $60,116,014)	96.4%	63,204,788
Other Assets, Less Liabilities	3.6	2,361,549
Net Assets	100.0%	$65,566,337

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2019.

Summary of Abbreviations:
ETF	Exchange Traded Fund
PTT	Pass Through Trust
USD	United States Dollar

50

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$54,483,409	$—	$54,483,409
U.S. Government Obligations	—	5,246,209	—	5,246,209
Exchange Traded Funds	2,996,377	—	—	2,996,377
Pass-Through Certificates	—	478,793	—	478,793
Total Investments in Securities*	$2,996,377	$60,208,411	$—	$63,204,788

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the six months ended
June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	51

Fund Expenses (unaudited)
LIMITED DURATION BOND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/19)	(6/30/19)	(1/1/19–6/30/19)*
Expense Examples
Actual	$1,000.00	$1,032.28	$3.78
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.07	$3.76

*	Expenses are equal to the annualized expense ratio of .75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2019, and are based on the total value of investments.

52

Portfolio of Investments (continued)
LIMITED DURATION BOND FUND
June 30, 2019

Principal
Amount	Security	Value
	CORPORATE BONDS—51.2%
	Automotive—7.2%
	General Motors Financial Co., Inc.:
$ 700M	3.2%, 7/13/2020	$ 702,610
100M	4.2%, 11/6/2021	103,003
108M	4.1468%, 1/14/2022 †	109,061
200M	3.55%, 7/8/2022	203,657
	Hyundai Capital America:
550M	3.45%, 3/12/2021 (a)	556,290
150M	3.5286%, 7/8/2021 (a)†	150,205
510M	O’Reilly Automotive, Inc., 4.625%, 9/15/2021	532,394
100M	Volkswagen Group America, 4%, 11/12/2021	103,252
		2,460,472
	Chemicals—1.2%
400M	DowDuPont, Inc., 3.766%, 11/15/2020	407,786
	Energy—4.9%
580M	Continental Resources, Inc., 5%, 9/15/2022	585,360
750M	Magellan Midstream Partners, LP, 4.25%, 2/1/2021	771,014
300M	Midwest Connector Capital Co., LLC, 3.625%, 4/1/2022 (a)	307,499
		1,663,873
	Financial Services—5.7%
220M	Compass Bank, 5.5%, 4/1/2020	224,529
500M	DNB Boligkreditt AS, 2.5%, 3/28/2022 (a)	506,325
900M	PNC Bank, NA, 2.7%, 11/1/2022	909,356
200M	Protective Life Corp., 7.375%, 10/15/2019	202,682
100M	SunTrust Bank, 2.8%, 5/17/2022	101,312
		1,944,204
	Financials—13.4%
450M	Bank of Montreal, 1.9%, 8/27/2021	447,305
600M	Capital One Financial Corp., 3.05%, 3/9/2022	609,565
750M	Citigroup, Inc., 2.65%, 10/26/2020	752,800
100M	Goldman Sachs Group, Inc., 5.75%, 1/24/2022	108,117
300M	HSBC Holdings, PLC, 3.803%, 3/11/2025	312,754
500M	JPMorgan Chase & Co., 4.5%, 1/24/2022	527,059
820M	Morgan Stanley, 5.5%, 7/28/2021	871,494
450M	Wells Fargo & Co., 3.45%, 2/13/2023	462,794
450M	Wells Fargo Bank, NA, 2.6%, 1/15/2021	451,984
		4,543,872

53

Portfolio of Investments (continued) (continued)
LIMITED DURATION BOND FUND
June 30, 2019

Principal
Amount	Security	Value
	Food/Beverage/Tobacco—2.4%
$ 500M	General Mills, Inc., 3.141%, 4/16/2021 †	$ 500,332
310M	Ingredion, Inc., 4.625%, 11/1/2020	318,492
		818,824
	Health Care—5.0%
250M	CVS Health Corp., 2.8%, 7/20/2020	250,686
500M	Gilead Sciences, Inc., 2.55%, 9/1/2020	501,577
950M	Halfmoon Parent, Inc., 3.2%, 9/17/2020 (a)	958,977
		1,711,240
	Media-Cable TV—.9%
300M	Comcast Corp., 3.3%, 10/1/2020	304,176
	Metals/Mining—.3%
100M	Viterra, Inc., 5.95%, 8/1/2020	103,347
	Real Estate—2.1%
100M	Digital Realty Trust, LP, 2.75%, 2/1/2023	99,971
610M	Realty Income Corp., 3.25%, 10/15/2022	626,060
		726,031
	Transportation—2.8%
200M	Aviation Capital Group, LLC, 7.125%, 10/15/2020 (a)	211,598
691M	Heathrow Funding, Ltd., 4.875%, 7/15/2021 (a)	736,081
		947,679
	Utilities—5.3%
500M	DTE Energy Co., 3.3%, 6/15/2022	510,911
138M	Entergy Corp., 5.125%, 9/15/2020	141,267
472M	Exelon Generation Co., LLC, 5.2%, 10/1/2019	474,892
100M	Florida Power & Light Co., 2.9651%, 5/6/2022 †	100,050
565M	Sempra Energy, 2.8603%, 3/15/2021 †	562,827
		1,789,947
Total Value of Corporate Bonds (cost $17,088,213)		17,421,451

54

Principal
Amount	Security	Value
	ASSET-BACKED SECURITIES—16.5%
	Fixed Autos—7.6%
$ 300M	AmeriCredit Automobile Receivables Trust, 3.13%, 2/18/2025	$ 305,775
100M	BMW Vehicle Lease Trust, 3.26%, 7/20/2021	101,330
150M	CarMax Auto Owner Trust, 3.37%, 10/16/2023	153,789
100M	GM Financial Automobile Leasing Trust, 3.31%, 4/20/2022	101,058
	Hertz Vehicle Financing Trust:
200M	2.27%, 7/25/2020	199,923
300M	2.96%, 10/25/2021	301,888
300M	3.29%, 2/25/2024 (a)	305,510
360M	Santander Drive Auto Receivables Trust, 3.03%, 9/15/2022	361,564
558M	Tesla Auto Lease Trust, 3.71%, 8/20/2021 (a)	566,441
187M	Volkswagen Auto Loan Enhanced Trust, 3.05%, 8/20/2021	187,563
		2,584,841
	Fixed Communication Services—3.8%
	Verizon Owner Trust:
663M	1.92%, 12/20/2021 (a)	661,746
230M	3.23%, 4/20/2023	234,521
400M	2.93%, 9/20/2023	407,238
		1,303,505
	Fixed Credit Cards—3.9%
14M	American Credit Acceptance Trust, 2.61%, 5/10/2021 (a)	14,044
300M	Citibank Credit Card Issuance Trust, 2.49%, 1/20/2023	302,139
700M	Discover Card Execution Note Trust, 2.19%, 4/17/2023 †	701,207
300M	Synchrony Credit Card Master Trust, 1.93%, 6/15/2023	298,940
		1,316,330
	Fixed Manufacturing—1.2%
200M	John Deere Owner Trust, 2.91%, 7/17/2023	203,726
210M	Kubota Credit Owner Trust, 3.1%, 8/15/2022 (a)	213,005
		416,731
Total Value of Asset-Backed Securities (cost $5,544,243)		5,621,407
	U.S. GOVERNMENT OBLIGATIONS—13.0%
	U.S. Treasury Notes:
200M	2%, 5/31/2024	202,371
1,150M	2.375%, 2/29/2024	1,182,523
2,980M	2.75%, 11/30/2020	3,017,715
Total Value of U.S. Government Obligations (cost $4,345,938)		4,402,609

55

Portfolio of Investments (continued) (continued)
LIMITED DURATION BOND FUND
June 30, 2019

Shares or
Principal
Amount	Security	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—8.4%
$ 300M	Fannie Mae, 1.5%, 11/30/2020	$ 298,570
2,500M	Federal Farm Credit Bank, 2.7%, 8/27/2021	2,548,093
Total Value of U.S. Government Agency Obligations (cost $2,787,797)		2,846,663
	EXCHANGE TRADED FUNDS—5.0%
19,500	iShares iBoxx USD High Yield Corporate Bond ETF (ETF)
	(cost $1,628,955)	1,700,010
	COVERED BONDS—1.9%
	Financial Services
$ 650M	Canadian Imperial Bank of Commerce, 2.35%, 7/27/2022
	(cost $650,257) (a)	657,196
	COMMERCIAL MORTGAGE-BACKED
	SECURITIES—1.3%
	Fannie Mae—.8%
247M	Fannie Mae, 2.995%, 11/1/2022	252,073
	Federal Home Loan Mortgage Corporation—. 5%
181M	Multi-Family Structured Pass-Throughs, 2.768%, 5/25/2024 †	180,394
Total Value of Commercial Mortgage-Backed Securities (cost $248,778)		432,467
	COLLATERALIZED MORTGAGE
	OBLIGATIONS—1.1%
349M	Fannie Mae, 4%, 2/25/2025 (cost $537,846)	362,530
Total Value of Investments (cost $32,832,027)	98.4%	33,444,333
Other Assets, Less Liabilities	1.6	547,050
Net Assets	100.0%	$33,991,383

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2019.

Summary of Abbreviations:
ETF	Exchange Traded Fund
USD	United States Dollar

56

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$17,421,451	$—	$17,421,451
Asset-Backed Securities	—	5,621,407	—	5,621,407
U.S. Government Obligations	—	4,402,609	—	4,402,609
U.S. Government Agency
Obligations	—	2,846,663	—	2,846,663
Exchange Traded Funds	1,700,010	—	—	1,700,010
Covered Bonds	—	657,196	—	657,196
Commercial Mortgage-Backed
Securities	—	432,467	—	432,467
Collateralized Mortgage
Obligations	—	362,530	—	362,530
Total Investments in Securities*	$1,700,010	$31,744,323	$—	$33,444,333

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds, covered bonds and asset-backed securities.

There were no transfers into or from Level 1 and Level 2 by the Fund for the six months ended
June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	57

Fund Expenses (unaudited)
OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/19)	(6/30/19)	(1/1/19–6/30/19)*
Expense Examples
Actual	$1,000.00	$1,194.34	$4.52
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.67	$4.16

*	Expenses are equal to the annualized expense ratio of .83%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2019, and are based on the total value of investments.

58

Portfolio of Investments (continued)
OPPORTUNITY FUND
June 30, 2019

Shares		Security	Value
		COMMON STOCKS—96.7%
		Communication Services—3.2%
5,200	*	IAC/InterActive Corp.	$ 1,131,156
7,700		Meredith Corp.	423,962
8,200	*	Take-Two Interactive Software, Inc.	930,946
			2,486,064
		Consumer Discretionary—10.4%
24,200		Acushnet Holdings Corp.	635,492
18,900		Aramark Holdings Corp.	681,534
3,300	*	Burlington Stores, Inc.	561,495
18,050		Designer Brands, Inc. – Class “A”	346,018
2,650		Lear Corp.	369,066
23,050	*	LKQ Corp.	613,361
5,500		Oxford Industries, Inc.	416,900
11,150		Penske Automotive Group, Inc.	527,395
6,750		Ross Stores, Inc.	669,060
24,400	*	ServiceMaster Global Holdings, Inc.	1,270,996
20,850		Tapestry, Inc.	661,571
30,150	*	Taylor Morrison Home Corp. – Class “A”	631,944
12,900		Wyndham Hotels & Resorts, Inc.	719,046
			8,103,878
		Consumer Staples—5.5%
18,400		Conagra Brands, Inc.	487,968
39,050		Koninklijke Ahold Delhaize NV (ADR)	877,063
2,600		Lancaster Colony Corp.	386,360
4,800		McCormick & Co., Inc.	744,048
19,000	*	Performance Food Group Co.	760,570
28,300	*	U.S. Foods Holding Corp.	1,012,008
			4,268,017
		Energy—4.0%
21,050		Cabot Oil & Gas Corp.	483,308
75,300		EnCana Corp.	386,289
30,550		Noble Energy, Inc.	684,320
14,600		PBF Energy, Inc. – Class “A”	456,980
29,850	*	ProPetro Holding Corp.	617,895
5,700		Valero Energy Corp.	487,977
			3,116,769

59

Portfolio of Investments (continued) (continued)
OPPORTUNITY FUND
June 30, 2019

Shares		Security	Value
		Financials—15.9%
5,800		American Financial Group, Inc.	$ 594,326
6,150		Ameriprise Financial, Inc.	892,734
27,900		Brown & Brown, Inc.	934,650
41,400		Citizens Financial Group, Inc.	1,463,904
28,200		Fidelity National Financial, Inc.	1,136,460
7,958		First Republic Bank	777,099
8,650		IBERIABANK Corp.	656,102
13,900		Nasdaq, Inc.	1,336,763
16,950		Popular, Inc.	919,368
12,450		Selective Insurance Group, Inc.	932,381
42,050		Sterling Bancorp	894,824
27,300		Synchrony Financial	946,491
10,000		Torchmark Corp.	894,600
			12,379,702
		Health Care—13.0%
19,450	*	Centene Corp.	1,019,958
8,800	*	Charles River Laboratories International, Inc.	1,248,720
8,500		Gilead Sciences, Inc.	574,260
8,300		Hill-Rom Holdings, Inc.	868,346
4,100		iShares Nasdaq Biotechnology (ETF)	447,310
6,300	*	Jazz Pharmaceuticals, PLC	898,128
9,400		PerkinElmer, Inc.	905,596
21,400		Phibro Animal Health Corp. – Class “A”	679,878
6,800		Quest Diagnostics, Inc.	692,308
20,200		Smith & Nephew, PLC (ADR)	879,508
3,600		Thermo Fisher Scientific, Inc.	1,057,248
3,900	*	Waters Corp.	839,436
			10,110,696
		Industrials—14.4%
11,300		ESCO Technologies, Inc.	933,606
31,450	*	Gardner Denver Holdings, Inc.	1,088,170
9,550		Ingersoll-Rand, PLC	1,209,699
13,900		ITT, Inc.	910,172
4,000		J. B. Hunt Transport Services, Inc.	365,640
13,400		Jacobs Engineering Group	1,130,826
7,200		Kansas City Southern, Inc.	877,104
21,750		Korn/Ferry International	871,522
25,600		Masco Corp.	1,004,544

60

Shares		Security	Value
		Industrials (continued)
13,100	*	MasTec, Inc.	$ 675,043
11,750		Owens Corning	683,850
2,300		Roper Technologies, Inc.	842,398
2,700		Snap-On, Inc.	447,228
4,300		Triton International, Ltd.	140,868
			11,180,670
		Information Technology—17.1%
7,300	*	Aspen Technology, Inc.	907,244
4,800	*	Autodesk, Inc.	781,920
10,000	*	Cadence Design Systems, Inc.	708,100
7,000	*	Cree, Inc.	393,260
9,600	*	Fiserv, Inc.	875,136
3,000	*	FleetCor Technologies, Inc.	842,550
5,300		KLA-Tencor Corp.	626,460
6,700		Leidos Holdings, Inc.	534,995
7,900		LogMeIn, Inc.	582,072
14,200		Maxim Integrated Products, Inc.	849,444
9,150		NetApp, Inc.	564,555
5,700	*	Proofpoint, Inc.	685,425
11,100	*	Qorvo, Inc.	739,371
1,900	*	ServiceNow, Inc.	521,683
18,800		SS&C Technologies Holdings, Inc.	1,083,068
11,600	*	Synopsys, Inc.	1,492,804
5,300	*	Zebra Technologies Corp. – Class “A”	1,110,297
			13,298,384
		Materials—2.1%
9,700		FMC Corp.	804,615
4,150		Linde, PLC	833,320
			1,637,935
		Real Estate—5.9%
15,350		American Campus Communities, Inc. (REIT)	708,556
40,500		Brixmor Property Group, Inc. (REIT)	724,140
17,200		Alexander & Baldwin, Inc. (REIT)	397,320
20,500		Douglas Emmett, Inc. (REIT)	816,720
6,700		Federal Realty Investment Trust (REIT)	862,692
7,750		iShares U.S. Real Estate (ETF)	676,652
8,700		Liberty Property Trust (REIT)	435,348
			4,621,428

61

Portfolio of Investments (continued) (continued)
OPPORTUNITY FUND
June 30, 2019

Shares or
Principal
Amount	Security		Value
	Utilities—5.2%
33,250	CenterPoint Energy, Inc.		$ 951,947
17,650	CMS Energy Corp.		1,022,111
12,700	Portland General Electric Co.		687,959
16,400	WEC Energy Group, Inc.		1,367,268
			4,029,285
Total Value of Common Stocks (cost $62,821,517)			75,232,828
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—1.3%
$1,000M	U.S. Treasury Bills, 2.05%, 7/2/2019 (cost $999,943)		999,946
Total Value of Investments (cost $63,821,460)		98.0%	76,232,774
Other Assets, Less Liabilities		2.0	1,587,877
Net Assets		100.0%	$77,820,651

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

62

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$75,232,828	$—	$—	$75,232,828
Short-Term U.S. Government
Obligations	—	999,946	—	999,946
Total Investments in Securities*	$75,232,828	$999,946	$—	$76,232,774

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the six months ended
June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	63

Fund Expenses (unaudited)
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/19)	(6/30/19)	(1/1/19–6/30/19)*
Expense Examples
Actual	$1,000.00	$1,138.94	$4.30
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.77	$4.06

*	Expenses are equal to the annualized expense ratio of .81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2019, and are based on thetotal value of investments.

64

Portfolio of Investments
SELECT GROWTH FUND
June 30, 2019

Shares		Security	Value
		COMMON STOCKS—97.1%
		Communication Services—12.1%
2,600	*	Alphabet, Inc. – Class “A”	$ 2,815,280
37,248		Cinemark Holdings, Inc.	1,344,653
45,100		Comcast Corp. – Special Shares “A”	1,906,828
14,300	*	Facebook, Inc.	2,759,900
34,800	*	TripAdvisor, Inc.	1,610,892
			10,437,553
		Consumer Discretionary—10.0%
2,800	*	AutoZone, Inc.	3,078,516
14,800	*	Deckers Outdoor Corp.	2,604,356
13,500		PVH Corp.	1,277,640
19,871		Target Corp.	1,721,027
			8,681,539
		Consumer Staples—4.2%
16,226		Procter & Gamble Co.	1,779,181
16,928		Walmart, Inc.	1,870,375
			3,649,556
		Energy—.8%
5,360		Chevron Corp.	666,998
		Financials—7.8%
59,200		Bank of America Corp.	1,716,800
16,390		Discover Financial Services	1,271,700
29,300		Progressive Corp.	2,341,949
27,800		U.S. Bancorp	1,456,720
			6,787,169
		Health Care—18.0%
11,800		Allergan, PLC	1,975,674
28,900		Baxter International, Inc.	2,366,910
5,500	*	Biogen, Inc.	1,286,285
35,500		Bristol-Myers Squibb Co.	1,609,925
47,500	*	Centene Corp.	2,490,900
20,286		Eli Lilly & Co.	2,247,486
19,000		Merck & Co., Inc.	1,593,150
15,000	*	Varian Medical Systems, Inc.	2,041,950
			15,612,280

65

Portfolio of Investments (continued) (continued)
SELECT GROWTH FUND
June 30, 2019

Shares		Security		Value
		Industrials—10.1%
22,800		Dover Corp.		$ 2,284,560
19,600		Eaton Corp., PLC		1,632,288
9,936		Huntington Ingalls Industries, Inc.		2,233,017
12,800		Norfolk Southern Corp.		2,551,424
				8,701,289
		Information Technology—34.1%
12,900	*	Adobe Systems, Inc.		3,800,985
17,881		Automatic Data Processing, Inc.		2,956,266
56,600	*	Cadence Design Systems, Inc.		4,007,846
11,300	*	EPAM Systems, Inc.		1,956,030
34,957	*	Fortinet, Inc.		2,685,746
21,100		Microsoft Corp.		2,826,556
39,400		NetApp, Inc.		2,430,980
28,500		Oracle Corp.		1,623,645
10,700	*	Palo Alto Networks, Inc.		2,180,232
22,100	*	PayPal Holdings, Inc.		2,529,566
12,000	*	Zebra Technologies Corp. – Class “A”		2,513,880
				29,511,732
Total Value of Common Stocks (cost $70,010,546)			97.1%	84,048,116
Other Assets, Less Liabilities			2.9	2,500,670
Net Assets			100.0%	$86,548,786

*	Non-income producing

66

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$84,048,116	$—	$—	$84,048,116

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the six months ended
June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	67

Fund Expenses (unaudited)
SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/19)	(6/30/19)	(1/1/19–6/30/19)*
Expense Examples
Actual	$1,000.00	$1,122.47	$4.26
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.77	$4.06

*	Expenses are equal to the annualized expense ratio of .81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2019, and are based on the total value of investments.

68

Portfolio of Investments
SPECIAL SITUATIONS FUND
June 30, 2019

Shares		Security	Value
		COMMON STOCKS—95.0%
		Consumer Discretionary—10.5%
96,900		American Eagle Outfitters, Inc.	$ 1,637,610
33,000		Cheesecake Factory, Inc.	1,442,760
16,400		Children’s Place, Inc.	1,564,232
125,400		Dana, Inc.	2,500,476
82,400		Designer Brands, Inc. – Class “A”	1,579,608
68,700		Haverty Furniture Cos., Inc.	1,169,961
20,600	*	Helen of Troy, Ltd.	2,690,154
74,200	*	MasterCraft Boat Holdings, Inc.	1,453,578
21,100		Oxford Industries, Inc.	1,599,380
45,400		Penske Automotive Group, Inc.	2,147,420
60,200		Ruth’s Hospitality Group, Inc.	1,367,142
158,600	*	TRI Pointe Group, Inc.	1,898,442
19,200	*	Visteon Corp.	1,124,736
82,000		Wolverine World Wide, Inc.	2,258,280
			24,433,779
		Consumer Staples—3.9%
66,100		Energizer Holdings, Inc.	2,554,104
46,800	*	Performance Food Group Co.	1,873,404
79,077		Tootsie Roll Industries, Inc.	2,920,314
51,500	*	U.S. Foods Holding Corp.	1,841,640
			9,189,462
		Energy—5.4%
106,200	*	Carrizo Oil & Gas, Inc.	1,064,124
73,800		Delek U.S. Holdings, Inc.	2,990,376
129,500	*	Jagged Peak Energy, Inc.	1,070,965
172,500	*	Keane Group, Inc.	1,159,200
132,400		Liberty Oilfield Services, Inc. – Class “A”	2,142,232
175,800	*	Oasis Petroleum, Inc.	998,544
61,400		PBF Energy, Inc. – Class “A”	1,921,820
119,700	*	WPX Energy, Inc.	1,377,747
			12,725,008
		Financials—25.5%
127,800	*	AllianceBernstein Holding, LP (MLP)	3,798,216
103,890		Amalgamated Bank – Class “A”	1,812,880
32,100		American Financial Group, Inc.	3,289,287
95,500		Berkshire Hills Bancorp, Inc.	2,997,745
73,800		Brown & Brown, Inc.	2,472,300

69

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
June 30, 2019

Shares		Security	Value
		Financials (continued)
79,800		Capstar Financial Holdings, Inc.	$ 1,208,970
225,000		CNO Financial Group, Inc.	3,753,000
103,400		Great Western Bancorp, Inc.	3,693,448
19,700		IBERIABANK Corp.	1,494,245
43,000		Independent Bank Group, Inc.	2,363,280
33,100		James River Group Holdings, Ltd.	1,552,390
22,700		Kemper Corp.	1,958,783
111,800		OceanFirst Financial Corp.	2,778,230
210,300		Old National Bancorp of Indiana	3,488,877
37,700		Prosperity Bancshares, Inc.	2,490,085
42,300		QCR Holdings, Inc.	1,475,001
45,400	*	Seacoast Banking Corp.	1,154,976
123,700		Simmons First National Corp. – Class “A”	2,877,262
205,800		Sterling Bancorp	4,379,424
70,200		Synovus Financial Corp.	2,457,000
130,700		TCF Financial Corp.	2,717,253
101,100		Veritex Holdings, Inc.	2,623,545
163,200		Waddell & Reed Financial, Inc. – Class “A”	2,720,544
			59,556,741
		Health Care—5.4%
14,000	*	Charles River Laboratories International, Inc.	1,986,600
13,300		Hill-Rom Holdings, Inc.	1,391,446
9,500	*	ICON, PLC	1,462,715
77,900		Phibro Animal Health Corp. – Class “A”	2,474,883
118,000	*	Prestige Brands, Inc.	3,738,240
17,300		SPDR S&P Biotech ETF (ETF)	1,517,383
			12,571,267
		Industrials—14.8%
67,900		AAR Corp.	2,498,041
111,000	*	Atkore International Group Co.	2,871,570
75,300		Columbus McKinnon Corp.	3,160,341
38,800		Comfort Systems USA, Inc.	1,978,412
24,100		ESCO Technologies, Inc.	1,991,142
89,700	*	Gardner Denver Holdings, Inc.	3,103,620
19,100		ICF International, Inc.	1,390,480
44,500		Kennametal, Inc.	1,646,055
50,100		Korn/Ferry International	2,007,507
39,500		Park-Ohio Holdings Corp.	1,287,305
33,000		Regal Beloit Corp.	2,696,430

70

Shares		Security	Value
		Industrials (continued)
26,000		SPDR S&P Transportation (ETF)	$ 1,591,720
101,300	*	SPX Corp.	3,344,926
69,700		Timken Co.	3,578,398
45,300		Triton International, Ltd.	1,484,028
			34,629,975
		Information Technology—9.4%
35,500	*	Alpha & Omega Semiconductor, Ltd.	331,570
23,100	*	Cree, Inc.	1,297,758
55,000	*	Diodes, Inc.	2,000,350
72,700	*	Ichor Holdings, Ltd.	1,718,628
11,300	*	MicroStrategy, Inc. – Class “A”	1,619,403
28,700		MKS Instruments, Inc.	2,235,443
64,900	*	NETGEAR, Inc.	1,641,321
202,900	*	PDF Solutions, Inc.	2,662,048
100,700	*	Perficient, Inc.	3,456,024
60,000	*	Rambus, Inc.	722,400
174,700	*	TTM Technologies, Inc.	1,781,940
48,000	*	Verint Systems, Inc.	2,581,440
			22,048,325
		Materials—7.1%
13,700		AptarGroup, Inc.	1,703,458
50,100	*	Berry Global Group, Inc.	2,634,759
85,100	*	Ferro Corp.	1,344,580
83,600		Louisiana-Pacific Corp.	2,191,992
140,000	*	PQ Group Holdings, Inc.	2,219,000
47,000		Schweitzer-Mauduit International., Inc.	1,559,460
41,700		Sensient Technologies Corp.	3,064,116
62,200		SPDR S&P Metals & Mining (ETF)	1,765,236
			16,482,601
		Real Estate—6.7%
117,300		Americold Realty Trust (REIT)	3,802,866
127,000		Brixmor Property Group, Inc. (REIT)	2,270,760
63,500		Douglas Emmett, Inc. (REIT)	2,529,840
10,000		Federal Realty Investment Trust (REIT)	1,287,600
93,998		Industrial Logistics Properties Trust (REIT)	1,957,038
54,100		JBG SMITH Properties (REIT)	2,128,294
130,000		Sunstone Hotel Investors, Inc. (REIT)	1,782,300
			15,758,698

71

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
June 30, 2019

Shares or
Principal
Amount	Security		Value
	Utilities—6.3%
59,600	Black Hills Corp.		$ 4,658,932
31,900	IDACORP, Inc.		3,203,717
34,000	Pinnacle West Capital Corp.		3,199,060
66,800	Portland General Electric Co.		3,618,556
			14,680,265
Total Value of Common Stocks (cost $202,167,043)			222,076,121
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—3.9%
	U.S. Treasury Bills:
$4,000M	2.05%, 7/2/2019		3,999,784
5,000M	1.989%, 7/16/2019		4,995,740
Total Value of U.S. Government Obligations (cost $8,995,627)			8,995,524
Total Value of Investments (cost $211,162,670)		98.9%	231,071,645
Other Assets, Less Liabilities		1.1	2,598,684
Net Assets		100.0%	$233,670,329

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Funds
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust
	SPDR	Standard & Poor’s Depository Receipts

72

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$222,076,121	$—	$—	$222,076,121
Short-Term U.S. Government
Obligations	—	8,995,524	—	8,995,524
Total Investments in Securities*	$222,076,121	$8,995,524	$—	$231,071,645

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the six months ended
June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	73

Fund Expenses (unaudited)
TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/19)	(6/30/19)	(1/1/19–6/30/19)*
Expense Examples
Actual	$1,000.00	$1,128.93	$4.59
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.48	$4.36

*	Expenses are equal to the annualized expense ratio of .87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2019, and are based on the total value of investments.

74

Portfolio of Investments
TOTAL RETURN FUND
June 30, 2019

Shares		Security	Value
		COMMON STOCKS—56.5%
		Communication Services—4.5%
500	*	Alphabet, Inc. – Class “A”	$ 541,400
9,000		AT&T, Inc.	301,590
6,960		CBS Corp. – Class “B”	347,304
7,100		Comcast Corp. – Special Shares “A”	300,188
3,150	*	Take-Two Interactive Software, Inc.	357,620
7,650		Verizon Communications, Inc.	437,045
2,420		Walt Disney Co.	337,929
			2,623,076
		Consumer Discretionary—2.1%
155	*	Amazon.com, Inc.	293,513
6,150		American Eagle Outfitters, Inc.	103,935
750	*	Burlington Stores, Inc.	127,612
1,650		Home Depot, Inc.	343,150
2,050		Lowe’s Cos., Inc.	206,865
1,250		Ross Stores, Inc.	123,900
			1,198,975
		Consumer Staples—4.5%
10,350		Coca-Cola Co.	527,022
5,859		Koninklijke Ahold Delhaize NV (ADR)	131,593
5,700		Mondelez International, Inc. – Class “A”	307,230
4,210		PepsiCo, Inc.	552,057
3,730		Philip Morris International, Inc.	292,917
3,560		Procter & Gamble Co.	390,354
3,960		Wal-Mart, Inc.	437,540
			2,638,713
		Energy—4.3%
8,045		BP, PLC (ADR)	335,476
4,000		Chevron Corp.	497,760
3,220		ConocoPhillips	196,420
26,450		EnCana Corp.	135,688
4,350		ExxonMobil Corp.	333,340
6,740		Marathon Petroleum Corp.	376,631
3,460		Schlumberger, Ltd.	137,500
4,180		Suncor Energy, Inc.	130,249
4,150		Valero Energy Corp.	355,282
			2,498,346

75

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2019

Shares		Security	Value
		Financials—10.9%
2,750		American Express Co.	$ 339,460
1,200		Aon, PLC	231,576
18,610		Bank of America Corp.	539,690
3,410		Chubb, Ltd.	502,259
5,650		Citigroup, Inc.	395,669
1,700		Goldman Sachs Group, Inc.	347,820
7,550		Hamilton Lane, Inc. – Class “A”	430,803
6,490		JPMorgan Chase & Co.	725,582
5,350		MetLife, Inc.	265,734
5,250		Morgan Stanley	230,002
2,620		PNC Financial Services Group, Inc.	359,674
5,850		Popular, Inc.	317,304
11,250		Sterling Bancorp	239,400
10,100		Synchrony Financial	350,167
2,650		Travelers Cos., Inc.	396,228
7,990		U.S. Bancorp	418,676
6,060		Wells Fargo & Co.	286,759
			6,376,803
		Health Care—9.9%
4,710		Abbott Laboratories	396,111
1,050		Anthem, Inc.	296,320
6,700	*	Centene Corp.	351,348
1,950	*	Charles River Laboratories International, Inc.	276,705
1,600		Eli Lilly & Co.	177,264
3,150	*	Exact Sciences Corp.	371,826
3,990		Hill-Rom Holdings, Inc.	417,434
1,420		Johnson & Johnson	197,778
4,300		Koninklijke Philips NV (ADR)	187,394
3,940		Medtronic, PLC	383,717
4,870		Merck & Co., Inc.	408,349
8,700		Pfizer, Inc.	376,884
9,200		Smith & Nephew, PLC (ADR)	400,568
1,490		Thermo Fisher Scientific, Inc.	437,583
1,950	*	Vertex Pharmaceuticals, Inc.	357,591
3,700		Zimmer Biomet Holdings, Inc.	435,638
2,850		Zoetis, Inc.	323,447
			5,795,957

76

Shares		Security	Value
		Industrials—7.8%
6,850	*	Gardner Denver Holdings, Inc.	$ 237,010
3,060		Honeywell International, Inc.	534,245
4,750		Ingersoll-Rand, PLC	601,683
4,800		Jacobs Engineering Group, Inc.	405,072
3,050		Kansas City Southern, Inc.	371,551
1,500		Lockheed Martin Corp.	545,310
1,350		Northrop Grumman Corp.	436,199
4,300		Republic Services, Inc.	372,552
1,290		Stanley Black & Decker, Inc.	186,547
2,100		Union Pacific Corp.	355,131
3,880		United Technologies Corp.	505,176
			4,550,476
		Information Technology—11.6%
1,750	*	Adobe Systems, Inc.	515,637
7,050	*	Advanced Micro Devices, Inc.	214,108
10,003		Cisco Systems, Inc.	547,464
10,450		Corning, Inc.	347,253
7,050	*	Cree, Inc.	396,069
4,850	*	Fiserv, Inc.	442,126
8,190		Intel Corp.	392,055
3,900		Maxim Integrated Products, Inc.	233,298
3,600	*	Mellanox Technologies, Ltd.	398,412
3,760		Microsoft Corp.	503,690
8,750		Nintendo Co., Ltd. (ADR)	400,488
1,300		NVIDIA Corp.	213,499
6,200		Oracle Corp.	353,214
4,750		QUALCOMM, Inc.	361,333
600	*	salesforce.com, Inc.	91,038
2,800	*	Synopsys, Inc.	360,332
2,100		Texas Instruments, Inc.	240,996
2,900		Visa, Inc. – Class “A”	503,295
2,150	*	Worldpay, Inc. – Class “A”	263,483
			6,777,790

77

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2019

Shares or
Principal
Amount	Security	Value
	Materials—.9%
1,783	Dow, Inc.	$ 87,920
1,783	DuPont de Nemours, Inc.	133,850
1,650	Linde, PLC	331,320
		553,090
Total Value of Common Stocks (cost $27,207,400)		33,013,226
	CORPORATE BONDS—21.9%
	Aerospace/Defense—.5%
$ 300M	Rockwell Collins, Inc., 3.5%, 3/15/2027	312,456
	Automotive—1.5%
100M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	102,845
308M	General Motors Financial Co., Inc., 5.25%, 3/1/2026	330,644
200M	Lear Corp., 5.25%, 1/15/2025	207,228
200M	O’Reilly Automotive, Inc., 3.55%, 3/15/2026	206,384
		847,101
	Energy—4.1%
300M	Cimarex Energy Co., 4.375%, 3/15/2029	319,234
300M	Continental Resources, Inc., 5%, 9/15/2022	302,772
300M	Enterprise Products Operating, 7.55%, 4/15/2038	415,980
300M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023	308,402
150M	Kinder Morgan, Inc., 5.625%, 11/15/2023 (a)	166,190
400M	Magellan Midstream Partners, LP, 5%, 3/1/2026	444,753
300M	Midwest Connector Capital Co., LLC, 4.625%, 4/1/2029 (a)	321,798
100M	Valero Energy Corp., 6.625%, 6/15/2037	126,864
		2,405,993
	Financial Services—1.3%
400M	Brookfield Finance, Inc., 4%, 4/1/2024	420,693
100M	ERAC USA Finance, LLC, 4.5%, 8/16/2021 (a)	104,279
100M	Key Bank NA, 3.4%, 5/20/2026	102,677
100M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	105,949
		733,598
	Financials—4.2%
	Bank of America Corp.:
300M	4%, 1/22/2025	315,762
100M	5.875%, 2/7/2042	133,077

78

Principal
Amount	Security	Value
	Financials (continued)
	Citigroup, Inc.:
$ 300M	4.5%, 1/14/2022	$ 315,474
100M	4.3%, 11/20/2026	106,289
	JPMorgan Chase & Co.:
100M	4.452%, 12/5/2029	111,591
200M	3.702%, 5/6/2030	211,050
100M	6.4%, 5/15/2038	138,149
	Morgan Stanley:
200M	5.5%, 7/28/2021	212,560
200M	4%, 7/23/2025	214,394
200M	UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (a)	215,742
500M	Wells Fargo & Co., 3.196%, 6/17/2027	510,021
		2,484,109
	Forest Products/Containers—.4%
250M	Packaging Corp. of America, 3.4%, 12/15/2027	253,054
	Health Care—1.4%
	CVS Health Corp.:
200M	3.875%, 7/20/2025	209,004
500M	5.05%, 3/25/2048	533,380
100M	Express Scripts Holding Co., 4.75%, 11/15/2021	105,033
		847,417
	Information Technology—1.9%
300M	Corning, Inc., 7.25%, 8/15/2036	363,589
200M	Diamond 1 Finance Corp., 4.42%, 6/15/2021 (a)	206,153
500M	International Business Machines Corp., 4.25%, 5/15/2049	539,568
		1,109,310
	Manufacturing—.7%
300M	Crane Co., 4.2%, 3/15/2048	296,840
100M	Johnson Controls International, PLC, 5%, 3/30/2020	101,850
		398,690
	Media-Cable TV—.8%
	Comcast Corp.:
100M	5.15%, 3/1/2020	101,802
300M	4.25%, 1/15/2033	336,819
		438,621

79

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2019

Principal
Amount	Security	Value
	Metals/Mining—.6%
$ 235M	Glencore Funding, LLC, 4.625%, 4/29/2024 (a)	$ 248,635
100M	Newmont Mining Corp., 5.125%, 10/1/2019	100,599
		349,234
	Real Estate—1.5%
300M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028	315,769
	Digital Realty Trust, LP:
200M	4.75%, 10/1/2025	219,370
250M	3.6%, 7/1/2029	253,820
100M	HCP, Inc., 4.25%, 11/15/2023	106,277
		895,236
	Retail-General Merchandise—.2%
100M	Home Depot, Inc., 5.875%, 12/16/2036	132,854
	Telecommunications—1.1%
	AT&T, Inc.:
100M	3.6%, 7/15/2025	103,858
400M	4.25%, 3/1/2027	429,069
100M	Verizon Communications, Inc., 4.272%, 1/15/2036	108,480
		641,407
	Transportation—.4%
250M	Air Lease Corp., 3.875%, 7/3/2023	260,738
	Utilities—1.3%
400M	Duke Energy Corp., 3.75%, 4/15/2024	422,252
100M	Entergy Arkansas, Inc., 4.95%, 12/15/2044	105,932
100M	Ohio Power Co., 5.375%, 10/1/2021	106,831
100M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	104,672
		739,687
Total Value of Corporate Bonds (cost $12,433,662)		12,849,505
	U.S. GOVERNMENT OBLIGATIONS—5.2%
	U.S. Treasury Bonds:
300M	3%, 8/15/2048	329,074
100M	3.125%, 8/15/2044	111,590
150M	3.125%, 5/15/2048	168,349
900M	3.375%, 11/15/2048	1,059,627

80

Principal
Amount	Security	Value
	U.S. GOVERNMENT OBLIGATIONS (continued)
	U.S. Treasury Notes:
$ 150M	2%, 11/30/2022	$ 151,374
100M	2%, 11/15/2026	100,779
100M	2.625%, 12/31/2023	103,777
900M	3.125%, 11/15/2028	987,293
Total Value of U.S. Government Obligations (cost $2,778,828)		3,011,863
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—4.7%
	Fannie Mae—3.9%
196M	3%, 5/1/2029 – 11/1/2030	200,340
289M	3.5%, 11/1/2028 – 12/1/2047	299,311
680M	4%, 7/1/2041 – 8/1/2047	712,110
939M	4.5%, 8/1/2041 – 1/1/2049	983,019
62M	5%, 3/1/2042	67,004
		2,261,784
	Freddie Mac—.8%
269M	3.5%, 5/1/2033 – 7/1/2044	280,352
61M	4%, 7/1/2044 – 4/1/2045	63,456
93M	4.5%, 12/1/2043	99,177
		442,985
Total Value of Residential Mortgage-Backed Securities (cost $2,692,322)		2,704,769
	ASSET-BACKED SECURITIES—2.2%
	Fixed Autos—1.7%
300M	AmeriCredit Automobile Receivables Trust, 3.13%, 2/18/2025	305,775
700M	Hertz Vehicle Financing Trust, 2.96%, 10/25/2021	704,406
		1,010,181
	Fixed Communication Services—.5%
	Verizon Owner Trust:
200M	1.92%, 12/20/2021 (a)	199,622
100M	3.23%, 4/20/2023	101,966
		301,588
Total Value of Asset-Backed Securities (cost $1,292,715)		1,311,769

81

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2019

Shares or
Principal
Amount	Security	Value
	EXCHANGE TRADED FUNDS—1.8%
11,165	iShares iBoxx USD High Yield Corporate Bond ETF (ETF)	$ 973,365
558	SPDR Bloomberg Barclays High Yield Bond ETF (ETF)	60,789
Total Value of Exchange Traded Funds (cost $1,013,852)		1,034,154
	COMMERCIAL MORTGAGE-BACKED
	SECURITIES—1.4%
	Federal Home Loan Mortgage Corporation
	Multi-Family Structured Pass-Throughs:
$ 541M	3.725%, 12/25/2027	582,514
200M	3.422%, 2/25/2052	215,731
Total Value of Commercial Mortgage-Backed Securities (cost $757,658)		798,245
	COLLATERALIZED MORTGAGE
	OBLIGATIONS—1.0%
	Fannie Mae:
245M	3.0856%, 12/25/2027 †	254,822
300M	3.273%, 1/25/2029	316,782
Total Value of Collateralized Mortgage Obligations (cost $539,231)		571,604
	U.S. GOVERNMENT AGENCY OBLIGATIONS—. 3%
200M	Federal Farm Credit Bank, 3%, 9/13/2029 (cost $189,196)	200,000
	PASS-THROUGH CERTIFICATES—.3%
	Transportation
189M	American Airlines 17-2 AA PTT, 3.35%, 10/15/2029 (cost $190,550)	191,517
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—1.7%
1,000M	U.S. Treasury Bills, 2.05%, 7/2/2019 (cost $999,943)	999,946
Total Value of Investments (cost $50,095,357)	97.0%	56,686,598
Other Assets, Less Liabilities	3.0	1,766,829
Net Assets	100.0%	$58,453,427

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2019.

82

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
PTT	Pass-Through Trust
SPDR	Standard & Poor’s Depository Receipts
USD	United States Dollar

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

83

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$33,013,226	$—	$—	$33,013,226
Corporate Bonds	—	12,849,505	—	12,849,505
U.S. Government Obligations	—	3,011,863	—	3,011,863
Residential Mortgage-Backed
Securities	—	2,704,769	—	2,704,769
Asset-Backed Securities	—	1,311,769	—	1,311,769
Exchange Traded Funds	1,034,154	—	—	1,034,154
Commercial Mortgaged-Backed
Securities	—	798,245	—	798,245
Collateralized Mortgage
Obligations	—	571,604	—	571,604
U.S. Government Agency
Obligations	—	200,000	—	200,000
Pass-Through Certificates	—	191,517	—	191,517
Short-Term U.S. Government
Obligations	—	999,946	—	999,946
Total Investments in Securities*	$34,047,380	$22,639,218	$—	$56,686,598

*	The Portfolio of Investments provides information on the industry categorization for common stocks, corporate bonds, asset-backed securities and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the six months ended
June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

84	See notes to financial statements

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85

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2019

	COVERED				GOVERNMENT
	CALL		EQUITY	FUND FOR	CASH	GROWTH &
	STRATEGY		INCOME	INCOME	MANAGEMENT	INCOME	INTERNATIONAL
Assets
Investments in securities:
At identified cost	$18,804,082		$93,562,950	$102,969,174	$10,018,240	$363,266,746	$118,915,616

At value (Note 1A)	$21,799,910		$123,902,764	$104,154,261	$10,018,240	$500,323,897	$163,830,197
Cash	280,656		2,418,166	4,432,656	195,210	3,085,018	2,307,632
Receivables:
Investment securities sold	—		95,893	859,944	—	—	—
Interest and dividends	27,530		154,938	1,584,159	7,823	350,590	601,123
Trust shares sold	10,872		2,291	100,297	1,449	187,242	4,567
Other assets	692		6,667	5,661	607	27,060	8,135

Total Assets	22,119,660		126,580,719	111,136,978	10,223,329	503,973,807	166,751,654

Liabilities
Options written, at value (Note 6)	442,457	(a)	—	—	—	—	—
Payables:
Investment securities purchased	—		—	2,864,202	—	—	—
Trust shares redeemed	23,207		86,526	107,314	189,246	160,030	119,061
Accrued advisory fees	13,045		76,594	65,960	6,488	299,007	100,279
Accrued expenses	18,398		19,957	85,840	16,355	85,037	82,605

Total Liabilities	497,107		183,077	3,123,316	212,089	544,074	301,945

Net Assets	$21,622,553		$126,397,642	$108,013,662	$10,011,240	$503,429,733	$166,449,709

Net Assets Consist of:
Capital paid in	$19,878,698		$92,511,344	$110,459,886	$10,011,240	$341,450,199	$123,259,296
Distributable earnings	1,743,855		33,886,298	(2,446,224)	—	161,979,534	43,190,413

Total	$21,622,553		$126,397,642	$108,013,662	$10,011,240	$503,429,733	$166,449,709

Shares of beneficial interest outstanding (Note 2)	1,851,884		6,122,742	17,556,156	10,011,240	12,716,184	6,994,455

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$11.68		$20.64	$6.15	$1.00	$39.59	$23.80

(a) Premiums received from written options $464,079

86	See notes to financial statements	87

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2019

		LIMITED
	INVESTMENT	DURATION		SELECT	SPECIAL	TOTAL
	GRADE	BOND	OPPORTUNITY	GROWTH	SITUATIONS	RETURN
Assets
Investments in securities:
At identified cost	$60,116,014	$32,832,027	$63,821,460	$70,010,546	$211,162,670	$50,095,357

At value (Note 1A)	$63,204,788	$33,444,333	$76,232,774	$84,048,116	$231,071,645	$56,686,598
Cash	1,862,220	334,372	1,652,055	2,443,632	2,698,846	1,605,331
Receivables:
Investment securities sold	—	—	—	—	—	—
Interest and dividends	668,877	245,023	53,792	30,770	198,197	209,301
Trust shares sold	87,566	6,830	80,216	134,022	25,653	66,742
Other assets	3,384	2,177	3,625	3,842	13,023	2,948
Total Assets	65,826,835	34,032,735	78,022,462	86,660,382	234,007,364	58,570,920

Liabilities
Payables:
Investment securities purchased	199,584	—	—	—	—	—
Trust shares redeemed	9,513	6,005	139,435	48,277	147,505	64,350
Accrued advisory fees	31,976	16,741	46,924	52,075	140,263	35,427
Accrued expenses	19,425	18,606	15,452	11,244	49,267	17,716

Total Liabilities	260,498	41,352	201,811	111,596	337,035	117,493

Net Assets	$65,566,337	$33,991,383	$77,820,651	$86,548,786	$233,670,329	$58,453,427

Net Assets Consist of:
Capital paid in	$64,064,351	$35,569,046	$64,241,028	$66,275,218	$207,018,866	$51,266,525
Distributable earnings	1,501,986	(1,577,663)	13,579,623	20,273,568	26,651,463	7,186,902

Total	$65,566,337	$33,991,383	$77,820,651	$86,548,786	$233,670,329	$58,453,427

Shares of beneficial interest outstanding (Note 2)	6,136,837	3,548,673	4,347,287	5,714,762	7,779,212	4,306,416

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$10.68	$9.58	$17.90	$15.14	$30.04	$13.57

88	See notes to financial statements	89

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2019

	COVERED			GOVERNMENT
	CALL	EQUITY		FUND FOR	CASH	GROWTH &
	STRATEGY	INCOME		INCOME	MANAGEMENT	INCOME		INTERNATIONAL
Investment Income
Income:
Interest	$—	$58,732		$3,153,784	$127,643	$255,847		$30,612
Dividends	233,831	1,668,319	(a)	—	—	5,742,969	(b)	1,731,745 (c)

Total income	233,831	1,727,051		3,153,784	127,643	5,998,816		1,762,357

Expenses (Notes 1 and 4):
Advisory fees	74,898	456,417		391,863	39,440	1,779,342		580,788
Professional fees	9,631	14,174		15,772	8,356	36,551		20,278
Custodian fees and expenses	1,854	2,049		2,508	1,642	7,452		26,776
Reports and notices to shareholders	2,600	8,450		7,701	2,828	27,500		9,107
Registration fees	755	100		650	198	153		650
Trustees’ fees	871	5,319		4,558	452	21,141		6,757
Other expenses	2,164	5,552		7,956	(6,668)	17,007		22,331

Total expenses	92,773	492,061		431,008	46,248	1,889,146		666,687
Less: Expenses waived and/or assumed (Note 4)	—	—		—	(5,824)	—		—
Expenses paid indirectly (Note 1G)	(259)	(1,752)		(1,223)	(136)	(7,011)		(348)

Net expenses	92,514	490,309		429,785	40,288	1,882,135		666,339

Net investment income.	141,317	1,236,742		2,723,999	87,355	4,116,681		1,096,018

Realized and Unrealized Gain (Loss) on Investments, Foreign
Currency Transactions and Options Contracts (Notes 3 and 6):
Net realized gain (loss) from:
Investments	(383,287)	2,645,834		(7,962)	—	22,848,488		(2,511,396)
Foreign currency transactions (Note 1C)	—	—		—	—	—		(68,808)
Options contracts	(882,817)	25,477		—	—	75,074		—
Net realized gain (loss) on investments,
foreign currency transactions and options contracts	(1,266,104)	2,671,311		(7,962)	—	22,923,562		(2,580,204)
Net unrealized appreciation (depreciation) on:
Investments	3,691,311	11,051,707		6,262,161	—	41,311,764		28,174,470
Foreign currency transactions (Note 1C)	—	—		—	—	—		4,615
Options contracts	(69,269)	—		—	—	—		—
Net unrealized appreciation on investments, foreign currency transactions and
options contracts	3,622,042	11,051,707		6,262,161	—	41,311,764		28,179,085
Net gain on investments, foreign currency transactions and
options contracts	2,355,938	13,723,018		6,254,199	—	64,235,326		25,598,881

Net Increase in Net Assets Resulting from Operations	$2,497,255	$14,959,760		$8,978,198	$87,355	$68,352,007		$26,694,899

(a) Net of $6,197 foreign taxes withheld
(b) Net of $39,569 foreign taxes withheld
(c) Net of $210,866 foreign taxes withheld

90	See notes to financial statements	91

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2019

		LIMITED
	INVESTMENT	DURATION			SELECT	SPECIAL	TOTAL
	GRADE	BOND	OPPORTUNITY		GROWTH	SITUATIONS	RETURN
Investment Income
Income:
Interest	$1,224,753	$535,434	$2,054		$5,487	$41,668	$384,997
Dividends	—	—	553,272	(d)	591,129	1,961,853	316,640	(e)

Total income	1,224,753	535,434	555,326		596,616	2,003,521	701,637

Expenses (Notes 1 and 4):
Advisory fees	235,141	125,080	274,935		310,473	859,261	207,397
Professional fees.	11,900	13,217	9,874		10,704	21,762	13,975
Custodian fees and expenses	958	778	8,442		3,121	9,773	1,455
Reports and notices to shareholders	5,293	3,945	5,454		4,692	15,151	7,010
Registration fees	650	650	126		206	650	599
Trustees’ fees	2,727	1,453	3,210		3,634	10,090	2,413
Other expenses	9,254	5,304	3,898		2,091	8,913	8,913

Total expenses	265,923	150,427	305,939		334,921	925,600	241,762
Less: Expenses waived (Note 4)	(47,028)	(25,016)	—		—	—	—
Expenses paid indirectly (Note 1G)	(787)	(418)	(1,040)		(1,056)	(3,367)	(769)

Net expenses	218,108	124,993	304,899		333,865	922,233	240,993

Net investment income	1,006,645	410,441	250,427		262,751	1,081,288	460,644

Realized and Unrealized Gain (Loss) on Investments
and Futures Contracts (Note 3):
Net realized gain (loss) on investments	107,420	(5,296)	1,011,424		5,973,247	5,973,530	562,734

Net unrealized appreciation on investments	4,454,656	676,378	11,318,147		4,098,789	18,656,238	5,668,517

Net gain on investments	4,562,076	671,082	12,329,571		10,072,036	24,629,768	6,231,251

Net Increase in Net Assets Resulting from Operations	$5,568,721	$1,081,523	$12,579,998		$10,334,787	$25,711,056	$6,691,895

(d) Net of $5,316 foreign taxes withheld
(e) Net of $2,132 foreign taxes withheld

92	See notes to financial statements	93

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	COVERED CALL						GOVERNMENT
	STRATEGY		EQUITY INCOME		FUND FOR INCOME		CASH MANAGEMENT
	1/1/19 to	1/1/18 to	1/1/19 to	1/1/18 to	1/1/19 to	1/1/18 to	1/1/19 to	1/1/18 to
	6/30/19	12/31/18	6/30/19	12/31/18	6/30/19	12/31/18	6/30/19	12/31/18
Increase (Decrease) in Net Assets From Operations
Net investment income	$141,317	$214,738	$1,236,742	$3,708,762	$2,723,999	$5,136,389	$87,355	$123,522
Net realized gain (loss) on investments, foreign currency
transactions and options contracts	(1,266,104)	79,161	2,671,311	10,345,512	(7,962)	(135,135)	—	—
Net unrealized appreciation (depreciation) of investments,
foreign currency transactions and options contracts	3,622,042	(2,140,100)	11,051,707	(24,510,582)	6,262,161	(7,547,381)	—	—
Net increase (decrease) in net assets resulting
from operations	2,497,255	(1,846,201)	14,959,760	(10,456,308)	8,978,198	(2,546,127)	87,355	123,522

Distributions to Shareholders
Distributions	(214,737)	(132,946)	(14,210,932)	(6,132,576)	(5,659,504)	(5,406,594)	(87,355)	(123,522)

Trust Share Transactions
Proceeds from shares sold.	2,259,903	8,617,171	1,405,807	3,601,599	2,504,092	4,700,129	11,141,359	34,404,223
Reinvestment of distributions	214,737	132,946	14,210,932	6,132,576	5,659,504	5,406,594	87,355	123,522
Cost of shares redeemed	(493,856)	(795,938)	(3,852,652)	(9,254,741)	(3,667,079)	(7,966,143)	(12,871,609)	(31,536,951)

Net increase (decrease) from trust share transactions	1,980,784	7,954,179	11,764,087	479,434	4,496,517	2,140,580	(1,642,895)	2,990,794

Net increase (decrease) in net assets	4,263,302	5,975,032	12,512,915	(16,109,450)	7,815,211	(5,812,141)	(1,642,895)	2,990,794

Net Assets
Beginning of period	17,359,251	11,384,219	113,884,727	129,994,177	100,198,451	106,010,592	11,654,135	8,663,341

End of period	$21,622,553	$17,359,251	$126,397,642	$113,884,727	$108,013,662	$100,198,451	$10,011,240	$11,654,135

Trust Shares Issued and Redeemed
Sold	202,323	753,965	68,439	159,530	410,041	760,276	11,141,359	34,404,223
Issued for distributions reinvested.	19,139	11,796	716,277	276,242	947,991	887,782	87,355	123,522
Redeemed	(43,661)	(68,955)	(186,823)	(410,580)	(601,513)	(1,294,191)	(12,871,609)	(31,536,951)

Net increase (decrease) in trust shares outstanding	177,801	696,806	597,893	25,192	756,519	353,867	(1,642,895)	2,990,794

94	See notes to financial statements	95

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

							LIMITED DURATION
	GROWTH & INCOME		INTERNATIONAL		INVESTMENT GRADE		BOND
	1/1/19 to	1/1/18 to	1/1/19 to	1/1/18 to	1/1/19 to	1/1/18 to	1/1/19 to	1/1/18 to
	6/30/19	12/31/18	6/30/19	12/31/18	6/30/19	12/31/18	6/30/19	12/31/18
Increase (Decrease) in Net Assets From Operations
Net investment income	$4,116,681	$7,887,300	$1,096,018	$1,315,927	$1,006,645	$1,947,725	$410,441	$41,887
Net realized gain (loss) on investments, foreign currency
transactions and options contracts	22,923,562	79,189,083	(2,580,204)	13,130,271	107,420	(192,933)	(5,296)	(114,370)
Net unrealized appreciation (depreciation) of investments
and foreign currency transactions	41,311,764	(137,968,673)	28,179,085	(34,079,938)	4,454,656	(3,142,639)	676,378	139,774

Net increase (decrease) in net assets resulting
from operations	68,352,007	(50,892,290)	26,694,899	(19,633,740)	5,568,721	(1,387,847)	1,081,523	67,291

Distributions to Shareholders
Distributions	(88,019,342)	(30,287,733)	(14,342,500)	(8,452,691)	(2,419,791)	(2,464,911)	(212,829)	(181,149)

Trust Share Transactions
Proceeds from shares sold.	2,268,916	4,272,429	2,177,576	8,719,408	1,238,871	3,265,357	1,000,800	2,471,009
Reinvestment of distributions	88,019,342	30,287,733	14,342,500	8,452,691	2,419,791	2,464,911	212,829	181,149
Cost of shares redeemed	(16,166,432)	(36,099,781)	(4,670,915)	(6,965,544)	(2,871,384)	(6,410,479)	(1,612,695)	(1,483,283)
Shares issued in merger (see Note 9)	—	—	—	—	—	—	—	25,246,765

Net increase (decrease) from trust share transactions	74,121,826	(1,539,619)	11,849,161	10,206,555	787,278	(680,211)	(399,066)	26,415,640

Net increase (decrease) in net assets	54,454,491	(82,719,642)	24,201,560	(17,879,876)	3,936,208	(4,532,969)	469,628	26,301,782

Net Assets
Beginning of period	448,975,242	531,694,884	142,248,149	160,128,025	61,630,129	66,163,098	33,521,755	7,219,973

End of period	$503,429,733	$448,975,242	$166,449,709	$142,248,149	$65,566,337	$61,630,129	$33,991,383	$33,521,755

Trust Shares Issued and Redeemed
Sold	55,311	91,611	95,186	355,497	119,963	318,410	106,207	265,394
Issued for distributions reinvested.	2,334,731	656,716	662,471	342,492	241,255	242,371	22,690	19,541
Redeemed	(404,032)	(769,522)	(204,534)	(282,708)	(278,195)	(630,374)	(171,199)	(158,651)
Shares issued in merger (see Note 9)	—	—	—	—	—	—	—	2,713,185

Net increase (decrease) in trust shares outstanding	1,986,010	(21,195)	553,123	415,281	83,023	(69,593)	(42,302)	2,839,469

96	See notes to financial statements	97

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	OPPORTUNITY		SELECT GROWTH		SPECIAL SITUATIONS		TOTAL RETURN
	1/1/19 to	1/1/18 to	1/1/19 to	1/1/18 to	1/1/19 to	1/1/18 to	1/1/19 to	1/1/18 to
	6/30/19	12/31/18	6/30/19	12/31/18	6/30/19	12/31/18	6/30/19	12/31/18
Increase (Decrease) in Net Assets From Operations
Net investment income	$250,427	$941,034	$262,751	$260,357	$1,081,288	$1,626,398	$460,644	$871,169
Net realized gain on investments	1,011,424	1,873,756	5,973,247	4,817,300	5,973,530	15,731,287	562,734	1,088,676
Net unrealized appreciation (depreciation) of investments	11,318,147	(14,258,572)	4,098,789	(8,481,984)	18,656,238	(59,007,907)	5,668,517	(5,855,570)

Net increase (decrease) in net assets resulting
from operations	12,579,998	(11,443,782)	10,334,787	(3,404,327)	25,711,056	(41,650,222)	6,691,895	(3,895,725)
Distributions to Shareholders
Distributions	(2,832,760)	(1,264,074)	(5,077,656)	(5,263,578)	(17,270,300)	(33,554,496)	(2,116,836)	(1,009,297)

Trust Share Transactions
Proceeds from shares sold.	3,602,333	10,438,149	4,798,614	11,136,982	3,483,763	8,412,913	2,113,953	5,027,378
Reinvestment of distributions	2,832,760	1,264,074	5,077,656	5,263,578	17,270,300	33,554,496	2,116,836	1,009,297
Cost of shares redeemed	(2,556,846)	(4,776,699)	(2,213,309)	(3,933,445)	(5,350,466)	(12,935,929)	(1,982,011)	(3,358,122)
Shares issued in merger (see Note 9)	—	—	—	—	—	—	—	5,946,557

Net increase from trust share transactions	3,878,247	6,925,524	7,662,961	12,467,115	15,403,597	29,031,480	2,248,778	8,625,110

Net increase (decrease) in net assets	13,625,485	(5,782,332)	12,920,092	3,799,210	23,844,353	(46,173,238)	6,823,837	3,720,088

Net Assets
Beginning of period	64,195,166	69,977,498	73,628,694	69,829,484	209,825,976	255,999,214	51,629,590	47,909,502

End of period	$77,820,651	$64,195,166	$86,548,786	$73,628,694	$233,670,329	$209,825,976	$58,453,427	$51,629,590

Trust Shares Issued and Redeemed
Sold	208,179	580,446	317,255	707,116	115,313	244,269	161,545	376,074
Issued for distributions reinvested.	164,983	70,383	336,715	347,890	569,038	1,006,132	165,120	75,659
Redeemed	(147,141)	(260,692)	(145,959)	(247,891)	(176,195)	(366,438)	(151,009)	(253,482)
Shares issued in merger (see Note 9)	—	—	—	—	—	—	—	469,477

Net increase in trust shares outstanding	226,021	390,137	508,011	807,115	508,156	883,963	175,656	667,728

98	See notes to financial statements	99

Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2019

1. Significant Accounting Policies—First Investors Life Series Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Covered Call Strategy Fund, Equity Income Fund, Fund For Income, Government Cash Management Fund, Growth & Income Fund, International Fund, Investment Grade Fund, Limited Duration Bond Fund, Opportunity Fund, Select Growth Fund, Special Situations Fund and Total Return Fund (each a “Fund”, collectively, “the Funds”), and accounts separately for the assets, liabilities and operations of each Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies” including FASB Accounting Standard Update ASU 2013-08. Each Fund is diversified. The objective of each Fund as of June 30, 2019 is as follows:

Covered Call Strategy Fund seeks long-term capital appreciation.

Equity Income Fund seeks total return.

Fund For Income seeks high current income.

Government Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Growth & Income Fund seeks long-term growth of capital and current income.

International Fund primarily seeks long-term capital growth.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment primarily in investment grade debt securities.

Limited Duration Bond Fund seeks current income consistent with low volatility of principal.

Opportunity Fund seeks long-term capital growth.

Select Growth Fund seeks long-term growth of capital.

Special Situations Fun d seeks long-term growth of capital.

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange

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or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) and call and put options are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities, other than short-term debt securities held by the Government Cash Management Fund, are priced based upon evaluated prices that are provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). Other securities may also be priced based upon valuations that are provided by pricing services approved by the Board. The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining evaluated prices.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value certain foreign equity securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Government Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

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Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2019

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1—	Unadjusted quoted prices in active markets for identical securities that the
Fund has the ability to access.

Level 2—	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—	Unobservable inputs for the asset or liability, to the extent relevant observ-
able inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities and futures contracts traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate, covered and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates and loan participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized in Level 3. Short-term notes that are valued at amortized cost by the Government Cash Management Fund are categorized in Level 2. Options contracts are categorized in Level 2 to the extent that the inputs are observable and timely. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

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The aggregate value by input level, as of June 30, 2019, for each Fund’s investments is included following each Fund’s portfolio of investments.

B. Federal Income Tax—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 2018, capital loss carryovers were as follows:

		Not Subject
		to Expiration
Fund	Total	Long-Term	Short-Term	Utilized
Covered Call Strategy	$ 109,497	$ —	$ 109,497	$116,891
Fund For Income	5,709,301	4,446,962	1,262,339	125,024
Investment Grade	1,526,639	1,457,013	69,626	—
Limited Duration Bond	426,747	322,689	104,058	—

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016–2018, or are expected to be taken in the Funds’ 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State, New York City and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Foreign Currency Translations and Transactions—The accounting records of the International Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the prevailing rates of exchange on the respective dates of such transactions.

The International Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

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Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2019

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of spot currency transactions and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders—The Separate Accounts, which own the shares of the Funds, will receive all dividends and other distributions by the Funds. All dividends and distributions are reinvested by the Separate Accounts in additional shares of the distributing Funds. Distributions from net investment income and net realized capital gains are generally declared and paid annually on all Funds, except for the Government Cash Management Fund which declares dividends, if any, from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sale losses, late loss deferrals, post-October capital losses, net operating losses and foreign currency transactions.

E. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost of securities is determined and gains and losses are based on the identified cost basis for securities for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date or

104

for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. Interest income on zero coupon bonds and step bonds is accrued daily at the effective interest rate. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Bank of New York Mellon serves as custodian for the Funds and may provide credits against custodian charges based on uninvested cash balances of the Funds. For the six months ended June 30, 2019, the Funds received credits in the amount of $16,470. Some of the Funds reduced expenses through brokerage service arrangements. For the six months ended June 30, 2019, the Equity Income, Growth & Income, Opportunity, Special Situations and Total Return Funds’ expenses were reduced by a total of $1,696 under these arrangements.

2. Trust Shares —The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts for which a Fund is an investment option.

3. Security Transactions —For the six months ended June 30, 2019, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, short-term securities and foreign currencies) were as follows:

			Long-Term U.S.
	Securities		Government Obligations
	Cost of	Proceeds	Cost of	Proceeds
Fund	Purchases	of Sales	Purchases	of Sales
Covered Call Strategy	$7,041,024	$5,983,731	$—	$—
Equity Income	29,397,714	39,168,461	—	—
Fund For Income	40,528,470	36,539,864	—	—
Growth & Income	136,697,224	162,288,962	—	—
International	54,418,739	54,330,548	—	—
Investment Grade	14,576,708	18,963,036	3,593,602	1,010,090
Limited Duration Bond	2,938,788	4,313,197	1,366,977	607,500
Opportunity	16,230,576	14,929,113	—	—
Select Growth	28,982,515	26,871,452	—	—
Special Situations	59,964,311	63,457,926	—	—
Total Return	19,822,051	22,549,204	2,481,027	953,121

105

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2019

At June 30, 2019, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Covered Call Strategy	$18,360,212	$3,448,425	$451,184	$2,997,241
Equity Income	93,648,590	31,904,264	1,650,090	30,254,174
Fund For Income	103,506,824	2,191,260	1,543,823	647,437
Growth & Income	364,517,592	138,937,237	3,130,932	135,806,305
International	119,156,902	45,296,764	623,469	44,673,295
Investment Grade	60,941,558	2,898,144	634,914	2,263,230
Limited Duration Bond	32,948,699	562,289	66,655	495,634
Opportunity	63,878,954	14,336,501	1,982,681	12,353,820
Select Growth	70,010,546	16,427,420	2,389,850	14,037,570
Special Situations	211,216,878	34,885,021	15,030,254	19,854,767
Total Return	50,305,441	6,975,050	593,893	6,381,157

4. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trust are officers of the Trust’s investment adviser, FIMCO, and its transfer agent, Foresters Investor Services, Inc. (“FIS”). Trustees of the Trust who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the six months ended June 30, 2019, total trustee fees accrued by the Funds amounted to $62,625.

The Investment Advisory Agreement provides as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the six months ended June 30, 2019, FIMCO has voluntarily waived advisory fees in the amount of $47,028 on Investment Grade Fund and $25,016 on Limited Duration Bond Fund in order to limit the advisory fees on these Funds to .60% of their average daily net assets. FIMCO has entered into an expense limitation agreement with the Government Cash Management Fund (“GCM”) on June 1, 2018, to limit GCM’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to .70% of GCM’s average daily net assets. The agreement expired on May 1, 2019. During the period January 1, 2019 through May 1, 2019, FIMCO assumed $2,341 under the terms of the agreement. FIMCO and GCM have agreed that any expenses of GCM assumed by FIMCO and/or FIS pursuant to this agreement be repaid to FIMCO by GCM within three years after the date the fee limitation and/or expense

106

reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of GCM’s shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period June 1, 2018 (commencement of the expense limitation agreement) through May 1, 2019 (expiration of expense limitation agreement), FIMCO assumed $20,484 under the terms of the agreement of which $18,143 expires December 31, 2021 and $2,341 expires December 31, 2022. For the six months ended June 30, 2019, FIMCO also voluntarily waived an additional $3,483 in advisory fees to further limit GCM’s total annual fund operating expenses to .60% of its average daily net assets. For the six months ended June 30, 2019, total advisory fees accrued to FIMCO were $5,335,035 of which $77,868 was waived by FIMCO as noted above.

Ziegler Capital Management, LLC serves as investment subadviser to Covered Call Strategy Fund, Muzinich & Co., Inc. serves as investment subadviser to Fund For Income, Investment Grade Fund, Limited Duration Bond Fund and Total Return Fund, Vontobel Asset Management, Inc. serves as investment subadviser to International Fund and Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund. The subadvisers are paid by FIMCO and not by the Funds.

5. Restricted Securities—Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid. These securities are valued as set forth in Note 1A. At June 30, 2019, the Fund For Income held one hundred ninety-nine 144A securities with an aggregate value of $57,309,131 representing 53.1% of the Fund’s net assets, the Investment Grade Fund held fifteen 144A securities with an aggregate value of $6,940,359 representing 10.6% of the Fund’s net assets, the Limited Duration Bond Fund held thirteen 144A securities with an aggregate value of $5,844,917 representing 17.2% of the Fund’s net assets and the Total Return Fund held eight 144A securities with an aggregate value of $1,568,368 representing 2.7% of the Fund’s net assets.

6. Derivatives—Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on—or “derived from”—the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward- commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain

107

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2019

options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter market (“OTC”). The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if FIMCO, or a Fund’s subadviser, as applicable, does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is relatively illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest. The Funds bear the risk that FIMCO will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If FIMCO attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in

108

particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by certain of the Funds for the six months ended June 30, 2019 was related to the use of written options and futures contracts, as discussed further below.

Options Contracts—Some of the Funds may write covered call options on securities, derivative instruments, or currencies the Fund owns or in which it may invest. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. A premium paid by a Fund is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

109

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2019

The premium amount and the number of option contracts written by the Funds during the six months ended June 30, 2019, were as follows:

	Covered Call Strategy		Equity Income		Growth & Income
	Call Options		Call Options		Call Options
	Number of	Premium	Number of	Premium	Number of	Premium
	Contracts	Amount	Contracts	Amount	Contracts	Amount
Options outstanding at
December 31, 2018	(2,207)	$ (500,520)	—	$ —	—	$ —
Call options written	(7,342)	(1,252,510)	(294)	(40,864)	(1,116)	(151,636)
Call options exercised	189	40,332	114	15,387	489	76,562
Call options purchased
to cover	6,128	1,090,994	—	—	—	—
Call options expirations	1,040	157,625	180	25,477	627	75,074
Balance at
June 30, 2019	(2,192)	$ (464,079)	—	$ —	—	$ —

Derivative Investment Holdings Categorized by Risk Exposure —The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Funds’ derivative contracts by primary risk exposure as of June 30, 2019:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and		Statement of Assets and
Risk exposure category	Liabilities location	Value	Liabilities location	Value
Options Contracts:
Covered Call Strategy	N/A	N/A	Written options, at value	$442,457

The following table sets forth the Funds’ realized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the six months ended June 30, 2019:

Risk exposure category	Written options
Option contracts:
Covered Call Strategy	$ (882,817)
Equity Income	$ 25,477
Growth & Income	$ 75,074

110

The following table sets forth the Funds’ change in unrealized appreciation/(depreciation) by primary risk exposure and by type of derivative contract for the six months ended June 30, 2019:

Risk exposure category	Written options
Option contracts:
Covered Call Strategy	$(69,269)

Futures Contracts—The Funds may enter into futures contracts including interest rate futures contracts and index futures, including futures on equity market indices and debt market indices. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds may use futures contracts to manage exposure to the stock market. Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations. Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a speci-fied price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker through

111

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2019

which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a speci-fied exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, or a Fund’s subadviser, as applicable, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s, or a Fund’s subadviser, as applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

The Funds held no interest rate futures contracts at June 30, 2019.

112

7. High Yield Credit Risk—The investments of Fund For Income, Investment Grade Fund, Limited Duration Bond Fund and Total Return Fund in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

8. Litigation—The Blue Chip and Equity Income Funds have been named, and have received notice that they may be putative members of the proposed defendant class of shareholders, in a lawsuit filed in the United States Bankruptcy Court for the District of Delaware on November 1, 2010, by the Official Committee of Unsecured Creditors of Tribune Company (the “Committee”). The Committee is seeking to recover all payments made to beneficial owners of common stock in connection with a leveraged buyout of the Tribune Company (“LBO”), including payments made in connection with a 2007 tender offer into which the Blue Chip and Equity Income Funds tendered their shares of common stock of the Tribune Company. On December 9, 2011, the Blue Chip Fund was reorganized into the Growth & Income Fund pursuant to a Plan of Reorganization and Termination, whereby all of the assets of the Blue Chip Fund were transferred to the Growth & Income Fund, the Growth & Income Fund assumed all of the liabilities of the Blue Chip Fund, including any contingent liabilities with respect to pending or threatened litigation or actions, and shareholders of Blue Chip Fund became shareholders of Growth & Income Fund. The adversary proceeding brought by the Committee has been transferred to the Southern District of New York and administratively consolidated with other similar suits as discussed below. In addition, on June 2, 2011, the Blue Chip and Equity Income Funds were named as defendants in a lawsuit brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Bondholder Plaintiffs”) in the Supreme Court of the State of New York. The Blue Chip and Equity Income Funds have also been named in a similar suit filed on behalf of participants in Tribune defined-compensation plans (the “Retiree Plaintiffs”). As with the Bondholder Plaintiffs and the Committee, the Retiree Plaintiffs seek to recover payments of the proceeds of the LBO. (All of these suits have been removed to the United States District Court for the Southern District of New York and administratively consolidated with other substantially similar suits against other former Tribune shareholders (the “MDL Proceeding”)). On September 23, 2013, the Judge in the MDL Proceeding dismissed various state

113

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2019

law constructive fraudulent transfer suits, resulting in the Funds being dismissed from the Bondholder and Retiree Plaintiffs’ actions. On March 24, 2016, the Second Circuit Court of Appeals affirmed the MDL Judge’s dismissal of the various state law constructive fraudulent transfer suits. In September 2016, the Bondholder and Retiree Plaintiffs petitioned the U.S. Supreme Court to review the Second Circuit’s decision. The Supreme Court has not yet ruled on that request. On January 9, 2017, the Tribune MDL judge granted the defendants’ motion to dismiss the Committee lawsuit alleging a single claim for intentional fraudulent transfer. Settlement offers were made in January 2018 and April 2018, both of which were rejected. The extent of the Funds’ potential liability in any such actions has not been determined. The Funds have been advised by counsel that the Funds could be held liable to return all or part of the proceeds received in any of these actions, as well as interest and court costs, even though the Funds had no knowledge of, or participation in, any misconduct. The Equity Income Fund received proceeds of $376,754 in connection with the LBO, representing 0.30% of its net assets as of June 30, 2019. The Blue Chip Fund received proceeds of $288,456 in connection with the LBO, representing 0.06% of the net assets of Growth & Income Fund as of June 30, 2019. The Equity Income and Growth & Income Funds cannot predict the outcomes of these proceedings, and thus have not accrued any of the amounts sought in the various actions in the accompanying financial statements.

9. Reorganization of Government Fund into Limited Duration Bond Fund—On December 14, 2018, the Limited Duration Bond Fund acquired all of the net assets of the Government Fund in connection with a tax-free reorganization that was approved by the Life Series Funds’ Board of Trustees. The Limited Duration Bond Fund issued 2,713,185 shares to the Government Fund in connection with the reorganization.

In return, it received net assets of $25,246,765 from the Government Fund (which included $163,690 of unrealized depreciation and $2,168,077 of accumulated net realized losses). The Limited Duration Bond Fund’s shares were issued at their current net asset values as of the date of the reorganization. The aggregate net assets of the Limited Duration Bond Fund and Government Fund immediately before the acquisition were $33,754,482 consisting of, with respect to Limited Duration Bond Fund, $8,507,717 and, with respect to Government Fund, $25,246,765.

Reorganization of Balanced Income Fund into Total Return Fund—On December 14, 2018, the Total Return Fund acquired all of the net assets of the Balanced Income Fund in connection with a tax-free reorganization that was approved by the Life Series Funds’ Board of Trustees. The Total Return Fund issued 469,477 shares to the Balanced Income Fund in connection with the reorganization. In return, it received net assets of $5,946,557 from the Balanced Income Fund (which included $134,488 of unrealized appreciation and $23,828 of accumulated net realized losses).

114

The Total Return Fund’s shares were issued at their current net asset values as of the date of the reorganization. The aggregate net assets of the Total Return Fund and Balanced Income Fund immediately before the acquisition were $52,445,432 consisting of, with respect to Total Return Fund, $46,498,875 and, with respect to Balanced Income Fund, $5,946,557.

10. Matters Submitted to a Vote by Shareholders—On April 9, 2019, The Independent Order of Foresters, the ultimate parent company of Foresters Investment Management Company, Inc. (“FIMCO”), which is the investment adviser to the separate series of the trusts listed above (the “Funds”), Foresters Financial Services, Inc. (“FFS”), which is the Funds’ distributor, and Foresters Investors Services, Inc. (“FIS”), which is the Funds’ transfer agent, announced that it has entered into the two definitive purchase agreements described below that, once completed, will result in the sale of its U.S. North American Asset Management businesses.

First, FIMCO has entered into an Asset Purchase Agreement with Macquarie Management Holdings, Inc. (“Macquarie”) whereby Macquarie, a global investment management firm headquartered in Philadelphia, Pennsylvania, will purchase FIMCO’s assets related to the mutual fund management business, including the Funds (the “Transaction”). The Transaction is not expected to result in any material changes to the Funds’ investment objectives and principal investment strategies. However, upon the completion of the Transaction, Macquarie expects that each Fund will be reorganized into a substantially similar fund that is managed by Delaware Management Company, a subsidiary of Macquarie (the “Reorganizations”). The Transaction is expected to be completed during the fourth calendar quarter of 2019, pending the satisfaction of certain closing conditions. The Funds’ Board of Trustees approved the Reorganizations on June 10, 2019. Fund shareholders have been mailed a proxy statement and will be asked to provide voting instructions on shares held by the insurance company through its separate accounts under variable annuity contracts or variable life insurance policies at a special shareholder meeting on October 1, 2019.

Second, FFS and Foresters Advisory Services, LLC (“FAS”) entered into an Asset Purchase Agreement with Cetera Financial Group, Inc. (“Cetera”), a U.S.-based wealth management firm headquartered in Denver, Colorado. On June 20, 2019, Cetera completed the purchase of FFS’ retail brokerage business and FAS’ retail advisory business.

11. Subsequent Events—Subsequent events occurring after June 30, 2019 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

115

Financial Highlights
FIRST INVESTORS LIFE SERIES FUNDS

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each year ended December 31 except as otherwise indicated.

				P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions												Ratio to Average Net
		Investment Operations				from								Ratio to Average				Assets Before Expenses
														Net Assets**				Waived or Assumed
	Net Asset			Net Realized							Net Asset		Net Assets
	Value,	Net		and Unrealized	Total from	Net		Net			Value,		End of	Expenses		Net				Net	Portfolio
	Beginning of	Investment		Gain (Loss) on	Investment	Investment		Realized	Total		End of	Total	Period/Year	Before Fee		Investment				Investment	Turnover
	Period/Year	Income		Investments	Operations	Income		Gains	Distributions		Period/Year	Return *	(in millions)	Credits	***	Income		Expenses	***	Income (Loss)	Rate

COVERED CALL STRATEGY FUND
2016(d)	$10.00	$ .07	(a)	$ .46	$ .53	$ —		—	$ —		$10.53	5.30%††	$ 10	1.73	%†	.97	%†	N/A		N/A	96	%††
2017	10.53	.14	(a)	1.02)	1.16	.04		—	.04		11.65	11.07	11	1.06		1.26		N/A		N/A	143
2018	11.65	.16	(a)	(1.31)	(1.15)	.13		—	.13		10.37	(9.99)	17.98			1.44		N/A		N/A	87
2019(h)	10.37	.08	(a)	1.35	1.43	.12		—	.12		11.68	13.86 ††	22.93		†	1.41	†	N/A		N/A	30	††

EQUITY INCOME FUND
2014	$20.89	$ .35		$ 1.28	$1.63	$.36		$ .87	$1.23		$21.29	8.26%	$110.81%			1.76%		N/A		N/A	25%
2015	21.29	.40	(a)	(.58)	(.18)	.35		.75	1.10		20.01	(1.03)	107.81			1.97		N/A		N/A	24
2016	20.01	.42	(a)	2.03	2.45	.40		.70	1.10		21.36	13.28	117.81			2.09		N/A		N/A	20
2017	21.36	.40	(a)	2.81	3.21	.42		.51	.93		23.64	15.52	130.80			1.81		N/A		N/A	18
2018	23.64	.66	(a)	(2.57)	(1.91)	.43		.69	1.12		20.61	(8.42)	114.81			2.92		N/A		N/A	50
2019(h)	20.61	.21	(a)	2.41	2.62	.68		1.91	2.59		20.64	13.22 ††	126.81		†	2.03	†	N/A		N/A	26	††

FUND FOR INCOME
2014	$ 6.84	$ .34		$ (.28)	$ .06	$.37		—	$ .37		$ 6.53	.79%	$ 99.85%			4.88%		N/A		N/A	41%
2015	6.53	.30	(a)	(.40)	(.10)	.36		—	.36		6.07	(1.85)	95.86			4.86		N/A		N/A	45
2016	6.07	.30	(a)	.34	.64	.35		—	.35		6.36	11.12	101.89			4.85		N/A		N/A	56
2017	6.36	.30	(a)	.12	.42	.33		—	.33		6.45	6.82	106.89			4.70		N/A		N/A	66
2018	6.45	.30	(a)	(.46)	(.16)	.33		—	.33		5.96	(2.58)	100.91			4.93		N/A		N/A	73
2019(h)	5.96	.16	(a)	.37	.53	.34		—	.34		6.15	9.05 ††	108.82		†	5.21	†	N/A		N/A	36	††

GOVERNMENT CASH MANAGEMENT FUND(e)
2014	$ 1.00	$ —		—	$ —	$ —		—	$ —		$ 1.00	.00%	$ 10.08		%(b)	.00%		.99%		(.91)%	N/A
2015	1.00	—	(a)	—	—	—		—	—		1.00	.00	14.13		(b)	.00		1.09		(.96)	N/A
2016	1.00	—	(a)	—	—	—		—	—		1.00	.00	10.38		(b)	.00		1.15		(.78)	N/A
2017	1.00	—	(a)	—	—	.00	(c)	—	.00	(c)	1.00	.26	9.60		(b)	.25		1.19		(.34)	N/A
2018	1.00	.01	(a)	—	.01	.01		—	.01		1.00	1.24	12.60		(b)	1.26		1.06		.80	N/A
2019(h)	1.00	.01	(a)	—	.01	.01		—	.01		1.00	.83 ††	10.77		(b)†	1.66	†	.88	†	1.55 †	N/A

GROWTH & INCOME FUND
2014	$44.89	$ .54		$ 2.82	$3.36	$.53		$ .29	$ .82		$47.43	7.65%	$493.78%			1.18%		N/A		N/A	21%
2015	47.43	.60	(a)	(1.87)	(1.27)	.55		2.50	3.05		43.11	(3.12)	457.78			1.33		N/A		N/A	23
2016	43.11	.69	(a)	3.08	3.77	.61		2.09	2.70		44.18	9.88	475.79			1.67		N/A		N/A	21
2017	44.18	.66	(a)	7.09	7.75	.71		1.77	2.48		49.45	18.28	532.78			1.45		N/A		N/A	17
2018	49.45	.72	(a)	(5.48)	(4.76)	.68		2.17	2.85		41.84	(10.17)	449.77			1.54		N/A		N/A	58
2019(h)	41.84	.34	(a)	5.68	6.02	.74		7.53	8.27		39.59	15.37 ††	503.78		†	1.70	†	N/A		N/A	30	††

116	117

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

				P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions											Ratio to Average Net
		Investment Operations				from							Ratio to Average				Assets Before Expenses
													Net Assets **				Waived or Assumed
Net Asset		Net		Net Realized					Net Asset			Net Assets							Net
	Value,	Investment		and Unrealized	Total from	Net	Net		Value,			End of	Expenses		Net		Investment				Portfolio
Beginning of		Income		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		Period/Year	Before Fee		Investment				Income		Turnover
Period/Year		(Loss)		Investments	Operations	Income	Gains	Distributions	Period/Year	Return	*	(in millions)	Credits	***	Income (Loss)		Expenses	***	(Loss)		Rate

INTERNATIONAL FUND
2014	$20.62	$ .23		$ .26	$ .49	$.23	$ —	$ .23	$20.88	2.39%		$131.92%			1.10%		N/A		N/A		28%
2015	20.88	.26	(a)	.47	.73	.23	—	.23	21.38	3.49		134.87			1.22		N/A		N/A		27
2016	21.38	.27	(a)	(1.17)	(.90)	.26	—	.26	20.22	(4.20)		124.87			1.28		N/A		N/A		37
2017	20.22	.22	(a)	6.38	6.60	.25	—	.25	26.57	32.96		160.84			.90		N/A		N/A		29
2018	26.57	.21	(a)	(3.29)	(3.08)	.21	1.20	1.41	22.08	(12.16)		142.86			.84		N/A		N/A		50
2019(h)	22.08	.16	(a)	3.79	3.95	.19	2.04	2.23	23.80	18.91	††	166.86		†	1.41	†	N/A		N/A		36	††

INVESTMENT GRADE FUND
2014	$11.03	$ .42		$ .21	$ .63	$.46	—	$ .46	$11.20	5.86%		$ 63.69%			2.78%		.84%		2.63		45%
2015	11.20	.34	(a)	(.37)	(.03)	.47	—	.47	10.70	(.35)		62.68			3.12		.83		2.97		37
2016	10.70	.33	(a)	.15	.48	.45	—	.45	10.73	4.65		64.68			3.02		.83		2.87		40
2017	10.73	.31	(a)	.18	.49	.42	—	.42	10.80	4.72		66.68			2.93		.83		2.78		60
2018	10.80	.31	(a)	(.53)	(.22)	.40	—	.40	10.18	(2.03)		62.70			3.05		.85		2.90		53
2019(h)	10.18	.17	(a)	.73	.90	.40	—	.40	10.68	9.15	††	66.70		†	3.21	†	.85	†	3.06	†	29	††

LIMITED DURATION BOND FUND(g)
2014(f)	$10.00	$(.13)		$ (.13)	$ (.26)	$ —	—	$ —	$ 9.74	(2.60	)%††	$ 3	5.82	%†	(4.25	)%†	5.97	%†	(4.40	)%†	11	%††
2015	9.74	.01	(a)	(.06)	(.05)	—	—	—	9.69	(.51)		6	1.44		.11		1.59		(.04)		94
2016	9.69	(.03	)(a)	.09	.06	.09	—	.09	9.66	.64		8	1.06		(.34)		1.21		(.49)		78
2017	9.66	.10	(a)	.02	.12	.17	—	.17	9.61	1.26		7	1.01		1.09		1.16		.94		82
2018	9.61	.05	(a)	(.07)	(.02)	.25	—	.25	9.34	(.22)		34	1.15		.49		1.30		.34		268
2019(h)	9.34	.12	(a)	.18	.30	.06	—	.06	9.58	3.23	††	34.75		†	2.46	†	.90	†	2.31	†	13	††

OPPORTUNITY FUND
2014	$14.08	$ .03		$ .78	$ .81	$ —	$ .01	$ .01	$14.88	5.73%		$ 27	1.01%		.31%		N/A		N/A		31%
2015	14.88	.08	(a)	(.20)	(.12)	.03	—	.03	14.73	(.81)		40.89			.53		N/A		N/A		45
2016	14.73	.12	(a)	1.09	1.21	.07	—	.07	15.87	8.26		53.87			.83		N/A		N/A		31
2017	15.87	.10	(a)	2.90	3.00	.11	—	.11	18.76	19.00		70.84			.59		N/A		N/A		30
2018	18.76	.24	(a)	(3.08)	(2.84)	.10	.24	.34	15.58	(15.38)		64.83			1.34		N/A		N/A		59
2019(h)	15.58	.06	(a)	2.94	3.00	.23	.45	.68	17.90	19.43	††	78.83		†	.68	†	N/A		N/A		21	††

SELECT GROWTH FUND
2014	$12.69	$ .05		$ 1.66	$ 1.71	$.05	$ .01	$ .06	$14.34	13.53%		$ 44.83%			.43%		N/A		N/A		37%
2015	14.34	.09	(a)	.38	.47	.05	.78	.83	13.98	3.21		48.83			.65		N/A		N/A		43
2016	13.98	.08	(a)	.36	.44	.09	.96	1.05	13.37	4.04		52.83			.61		N/A		N/A		64
2017	13.37	.06	(a)	3.97	4.03	.08	1.45	1.53	15.87	32.80		70.81			.40		N/A		N/A		52
2018	15.87	.05	(a)	(.57)	(.52)	.06	1.15	1.21	14.14	(3.79)		74.81			.34		N/A		N/A		31
2019(h)	14.14	.05	(a)	1.91	1.96	.05	.91	.96	15.14	13.89	††	87.81		†	.63	†	N/A		N/A		23	††

118	119

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

				P E R S H A R E D A T A							R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions										Ratio to Average Net
		Investment Operations				from						Ratio to Average				Assets Before Expenses
												Net Assets **				Waived or Assumed
	Net Asset			Net Realized					Net Asset		Net Assets
	Value,	Net		and Unrealized	Total from	Net	Net		Value,		End of	Expenses		Net					Net Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	Period/Year	Before Fee		Investment				Investment	Turnover
	of Year	Income		Investments	Operations	Income	Gains	Distributions	Period/Year	Return *	(in millions)	Credits	***	Income		Expenses	***	Income	Rate

SPECIAL SITUATIONS FUND
2014	$38.97	$ .22		$ 1.82	$ 2.04	$.18	$6.61	$6.79	$34.22	6.30%	$209.80%			.66%		N/A		N/A	41%
2015	34.22	.18	(a)	(.27)	(.09)	.22	1.51	1.73	32.40	(.52)	202.80			.52		N/A		N/A	46
2016	32.40	.33	(a)	4.28	4.61	.18	2.19	2.37	34.64	16.10	224.81			1.06		N/A		N/A	31
2017	34.64	.15	(a)	6.06	6.21	.33	.44	.77	40.08	18.26	256.80			.40		N/A		N/A	38
2018	40.08	.23	(a)	(6.17)	(5.94)	.18	5.10	5.28	28.86	(16.60)	210.80			.65		N/A		N/A	54
2019(h)	28.86	.14	(a)	3.41	3.55	.22	2.15	2.37	30.04	12.25 ††	234.81		†	.94	†	N/A		N/A	27	††

TOTAL RETURN FUND
2014	$11.62	$.09		$ .60	$ .69	$.01	$ —	$.01	$12.30	5.97%	$29.96%			.96%		N/A		N/A	53%
2015	12.30	.15	(a)	(.34)	(.19)	.13	—	.13	11.98	(1.61)	37.89			1.20		N/A		N/A	39
2016	11.98	.18	(a)	.59	.77	.17	—	.17	12.58	6.62	40.89			1.45		N/A		N/A	67
2017	12.58	.18	(a)	1.28	1.46	.21	—	.21	13.83	11.75	48.86			1.39		N/A		N/A	48
2018	13.83	.24	(a)	(1.28)	(1.04)	.22	.07	.29	12.50	(7.65)	52.90			1.80		N/A		N/A	68
2019(h)	12.50	.11	(a)	1.47	1.58	.26	.25	.51	13.57	12.89 ††	58.87		†	1.66	†	N/A		N/A	42	††

*	The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
**	Net of expenses waived or assumed by the investment adviser (Note 4).
***	The ratios do not include a reduction of expenses from cash balances maintained with the Bank of
New York Mellon or from brokerage service arrangements (Note 1G).
†	Annualized
††	Not annualized
(a)	Based on average shares during the period.
(b)	For each of the periods shown, FIMCO voluntarily waived advisory fees to limit the Fund’s overall expense ratio to .60% and waived additional advisory fees and assumed other expenses to prevent a negative yield on the Funds’ shares (Note 4). The expense limitation agreement expired May 1, 2019.
(c)	Due to rounding, amount is less than .005 per share.
(d)	For the period May 2, 2016 (commencement of operations) to December 31, 2016.
(e)	Prior to October 3, 2016, known as Cash Management Fund.
(f)	For the period July 1, 2014 (commencement of operations) to December 31, 2014.
(g)	Prior to January 31, 2018, known as Limited Duration High Quality Bond Fund.
(h)	For the period January 1, 2019 to June 30, 2019.

See notes to financial statements
120		121

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Life Series Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Covered Call Strategy Fund, Equity Income Fund, Fund For Income, Government Cash Management Fund, Growth & Income Fund, International Fund, Investment Grade Fund, Limited Duration Bond Fund, Opportunity Fund, Select Growth Fund, Special Situations Fund and Total Return Fund (the “Funds”), each a series of First Investors Life Series Fund (the “Trust”), including the portfolio of investments, as of June 30, 2019, the related statement of operations, the statements of changes in net assets and financial highlights for each of the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2019, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the First Investors Family of Funds since 1978.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over finan-cial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 29, 2019

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Board Considerations of Advisory Contracts and Fees
FIRST INVESTORS LIFE SERIES FUNDS

Annual Consideration of the Investment Advisory Agreements and the Sub-Advisory Agreements with Muzinich & Co., Inc., Smith Group Asset Management, LP, Vontobel Asset Management, Inc. and Ziegler Capital Management, LLC

The First Investors Life Series Funds’ (the “Trust”) investment advisory agreements with the Trust’s investment adviser and, as applicable, sub-advisers, on behalf of each of the Trust’s funds, can remain in effect after an initial term of no greater than two years only if they are renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each fund and (ii) by the vote of a majority of the Trustees who are not parties to the advisory agreement (and sub-advisory agreements, as applicable) or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called specifically for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has six regularly scheduled meetings each year and takes into account throughout the year matters bearing on the approval of the advisory agreement (and sub-advisory agreements, as applicable). In particular, the Board and its standing committees also consider at each meeting at least certain of the factors that are relevant to the annual renewal of each fund’s advisory agreement (and sub-advisory agreements, as applicable), including investment performance, sub-adviser updates and reviews, reports with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, portfolio turnover rates, risk management (including as it relates to cybersecurity risk), compliance monitoring, and the services and support provided to each fund and its shareholders. In addition, the Board meets with representatives of each sub-adviser in person at least once per year.

On April 18, 2019 (the “April Meeting”), the Independent Trustees met telephonically with senior management personnel of Foresters Investment Management Company, Inc. (“FIMCO”), which is the Trust’s investment adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to give preliminary consideration to information bearing on the continuation of the advisory agreement (and sub-advisory agreement, as applicable) with respect to each fund. The primary purpose of the April Meeting was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in determining whether to continue the advisory agreement (or sub-advisory agreements, as applicable), and to request any additional information they considered reasonably necessary to their deliberations. The Independent Trustees also met telephonically in executive session with Independent Legal Counsel on April 15, 2019, prior to the April Meeting, to consider the continuation of the advisory agreement (or

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sub-advisory agreements, as applicable) outside the presence of management. As part of the April Meeting, the Independent Trustees asked FIMCO to respond to certain additional questions prior to the contract approval meeting of the Board to be held on May 16, 2019 (the “May Meeting”). In addition, Independent Legal Counsel, in conjunction with the Board, and personnel from FIMCO reviewed each sub-adviser’s response in connection with the request for information with respect to the applicable sub-advisory agreements and requested follow-up information or clarifications from each sub-adviser, as applicable, which was provided prior to the May Meeting.

At the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between FIMCO and each of the following funds (each a “Fund” and collectively the “Funds”): Covered Call Strategy Fund, Equity Income Fund, Fund For Income, Government Cash Management Fund, Growth & Income Fund, International Fund, Investment Grade Fund, Limited Duration Bond Fund, Opportunity Fund, Select Growth Fund, Special Situations Fund and Total Return Fund. In addition, at the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the sub-advisory agreements (each a “Sub-Advisory Agreement” and collectively the “Sub-Advisory Agreements”) with: (1) Muzinich & Co., Inc. (“Muzinich”) with respect to the Fund For Income, Investment Grade Fund, Limited Duration Bond Fund and Total Return Fund; (2) Smith Group Asset Management, LP (“Smith Group”) with respect to the Select Growth Fund; (3) Vontobel Asset Management, Inc. (“Vontobel”) with respect to the International Fund; and (4) Ziegler Capital Management, LLC (“Ziegler”) with respect to the Covered Call Strategy Fund. The Fund For Income, Investment Grade Fund, Limited Duration Bond Fund, Total Return Fund, Select Growth Fund, International Fund and Covered Call Strategy Fund are collectively referred to as the “Sub-Advised Funds.”

In reaching its decisions to approve the continuation of the Advisory Agreement for each Fund and the Sub-Advisory Agreements for the Sub-Advised Funds, the Board considered information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings as well as a wide range of information provided specifically in relation to the renewal of the Advisory Agreement and Sub-Advisory Agreements for the April Meeting and May Meeting. Information furnished at Board and/or Committee meetings throughout the year included FIMCO’s analysis of each Fund’s investment performance and the performance of the sub-advisers to the respective Sub-Advised Funds, presentations given by representatives of FIMCO, Muzinich, Smith Group, Vontobel and Ziegler and various reports on compliance and other services provided by FIMCO.

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Board Considerations of Advisory Contracts and Fees (continued)
FIRST INVESTORS LIFE SERIES FUNDS

In preparation for the April Meeting and/or May Meeting, the Independent Trustees requested and received information compiled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, that included, among other things, the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Broadridge (“Peer Group”). The Board also considered that FIMCO charges different fee rates to various mutual funds that have similar investment mandates and FIMCO’s explanation for these differences.

Additionally, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, FIMCO furnished, and the Board considered, information concerning various aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO to the Funds, including investment advisory and administrative services to the Funds and, as applicable, services in connection with selecting, overseeing and evaluating the sub-advisers; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO from the relationship with each Fund; and (4) any “fall out” or ancillary benefits accruing to FIMCO as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. The Board also considered FIMCO’s and each sub-adviser’s personnel and methods, including the education, experience of key personnel, and the number of their advisory and analytical personnel; general information regarding the compensation of FIMCO’s and each sub-adviser’s advisory personnel; FIMCO’s and each sub-adviser’s investment management process; FIMCO’s and each sub-adviser’s compliance program; the time and attention of FIMCO’s and each sub-adviser’s personnel devoted to the management of the Funds; FIMCO’s and each sub-adviser’s cybersecurity practices and related controls and business continuity plans; and material pending, threatened or settled litigation involving FIMCO and each sub-adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission. The Board also considered information provided by FIMCO related to the decision by The Independent Order of Foresters, the parent company of FIMCO, to sell its U.S. North American Asset Management businesses including FIMCO and that part of FIMCO’s business relating to the operation of the Funds to Macquarie Management Holdings, Inc., which would result in the reorganization of each of the Funds into corresponding series of the Delaware Funds by Macquarie (the “Reorganizations”), and that such Reorganizations were expected to be completed during the last quarter

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of the year, if approved by the Board at a meeting to be held on June 10, 2019, and by shareholders of the Funds. In addition to evaluating, among other considerations, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO.

In addition, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, Muzinich, Smith Group, Vontobel and Ziegler furnished, and the Board reviewed, information concerning various aspects of their respective operations, including: (1) the nature, extent and quality of services provided by Muzinich, Smith Group, Vontobel and Ziegler to the applicable Sub-Advised Funds; (2) the sub-advisory fee rates charged by Muzinich, Smith Group, Vontobel and Ziegler and a comparison of those fee rates to the fee rates of Muzinich, Smith Group, Vontobel and Ziegler for providing advisory services to other investment companies or accounts or compared to their standard fee schedule, as applicable, with an investment mandate similar to the applicable Sub-Advised Funds; (3) profitability and/or financial information provided by Muzinich, Smith Group, Vontobel and Ziegler; and (4) any “fall out” or ancillary benefits accruing to Muzinich, Smith Group, Vontobel and Ziegler as a result of the relationship with each applicable Sub-Advised Fund. The Board also considered FIMCO’s representations that it found the sub-adviser responses to the information requests in connection with the renewal of the Sub-Advisory Agreements to be satisfactory and to raise no issues of general concern.

In considering the information and materials described above, the Independent Trustees took into account management style, investment strategies and prevailing market conditions. Moreover, the Independent Trustees received assistance from and met separately with Independent Legal Counsel prior to the April Meeting and prior to and during the May Meeting and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements (and sub-advisory agreements, as applicable). Although the Advisory Agreement for all of the Funds and the Sub-Advisory Agreements for the Sub-Advised Funds were considered at the same Board meeting, the Independent Trustees addressed each Fund separately during the April Meeting and May Meeting.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement and each Sub-Advisory Agreement are reasonable in relation to the services that are provided under each Agreement. The Board did not identify any single factor as being of paramount importance in reaching its conclusions and determinations with respect to the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements and different Trustees may have given

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Board Considerations of Advisory Contracts and Fees (continued)
FIRST INVESTORS LIFE SERIES FUNDS

different weight to different factors. Although not meant to be all-inclusive, the following describes some of the factors that were considered by the Board in deciding to approve the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements with Muzinich, Smith Group, Vontobel and Ziegler.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or private accounts. In this connection, the Board was advised that certain key FIMCO personnel provide separately managed account services to a FIMCO-affiliated investment adviser, but that these personnel spend most of their time serving their FIMCO clients. As a result, the Board considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies as well as new laws and regulatory initiatives; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; (6) the implementation of Board directives as they relate to the Funds; and (7) evaluating and monitoring any sub-advisers on an ongoing basis, including, but not limited to, monitoring each sub-adviser’s investment performance, evaluating each sub-adviser’s compliance program on an annual basis and monitoring investments for compliance purposes, including monitoring each sub-adviser’s soft dollar practices (as applicable), portfolio allocation and best execution. The Board also noted that FIMCO provided the same sorts of administrative and other services, except for direct management of the portfolio, for the Sub-Advised Funds as it does for the other funds that do not employ a sub-adviser. The Board noted that FIMCO provides not only advisory services, but historically also has provided certain administrative personnel and services that many other advisers do not provide without imposition of separate fees. The Board also noted the steps that FIMCO has taken to encourage strong performance, including the manner in which portfolio managers and analysts are provided significant incentive compensation for good performance. In addition, the Board considered information regarding the overall financial strength of FIMCO and its affiliates and the resources and staffing in place with respect to the services provided to the Funds.

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The Board also considered the nature, extent and quality of the investment management services provided by Muzinich, Smith Group, Vontobel and Ziegler to the applicable Sub-Advised Funds. The Board considered Muzinich’s, Smith Group’s, Vontobel’s and Ziegler’s investment management process in managing the applicable Sub-Advised Funds and the experience and capability of their respective personnel responsible for the portfolio management of the applicable Sub-Advised Funds. The Board also considered information regarding the resources and staffing in place with respect to the services provided by each sub-adviser. Additionally, with respect to the Sub-Advised Funds, the Board considered the differences in fees paid by each Sub-Advised Fund to FIMCO and the fees paid by FIMCO to each sub-adviser, as well as representations by FIMCO that these fee differentials are warranted by its ongoing services and assumption of risks.

Based on the information considered, the Board concluded that the nature, extent and quality of the services provided to each Fund by FIMCO and the applicable Sub-Advised Funds by Muzinich, Smith Group, Vontobel and Ziegler were appropriate and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreements, as applicable, and supported approval of the Advisory Agreement and each Sub-Advisory Agreement.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Committee meetings, as applicable, particular attention was given to the performance information compiled by Broadridge. In particular, the Board reviewed the performance of each Fund, as applicable, over the most recent calendar year (“1-year period”) and the annualized performance over the most recent three calendar year period (“3-year period”) and five calendar year period (“5-year period”). In addition, the Board considered the performance information provided by FIMCO for each Fund through April 30, 2019. The Board also reviewed the annual yield of the Fund For Income, Government Cash Management Fund, Investment Grade Fund and Limited Duration Bond Fund over the past five years (or shorter period as applicable). With regard to the performance and yield information, the Board considered the performance and yield of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the performance data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance or yield and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance or yield. The Board also considered FIMCO’s representations that it monitors to ensure portfolio managers invest in a manner consistent with the mandate for the Fund or Funds they manage.

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Board Considerations of Advisory Contracts and Fees (continued)
FIRST INVESTORS LIFE SERIES FUNDS

The Board also considered a special performance report prepared by FIMCO analyzing the performance of the Limited Duration Bond Fund, Opportunity Fund and Total Return Fund.

On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that each Fund, except for the Covered Call Strategy Fund, Government Cash Management Fund, Growth & Income Fund, Limited Duration Bond Fund, Opportunity Fund and Total Return Fund fell within one of the top three quintiles for at least one of the performance periods provided by Broadridge. In particular, the Board noted that: (i) the Covered Call Strategy Fund fell within the fifth quintile for the 1-year period (the only period for which information was provided due to the short operating history of the Fund); (ii) the Equity Income Fund fell within second quintile for the 1-year period and third quintile for the 3-year period and 5-year period; (iii) the Fund For Income fell within second quintile, fifth quintile and fourth quintile for the 1-year period, 3-year period and 5-year period, respectively; (iv) the Government Cash Management Fund fell within the fifth quintile for the 1-year period and fourth quin-tile for the 3-year period and 5-year period; (v) Growth & Income Fund fell within fourth quintile for the 1-year period and fifth quintile for the 3-year period and 5-year period; (vi) the International Fund fell within second quintile, third quintile and first quintile for the 1-year period, 3-year period and 5-year period, respectively; (vii) the Investment Grade Fund fell within second quintile for the 1-year period and fourth quintile for the 3-year period and 5-year period; (viii) the Limited Duration Bond Fund fell within fifth quintile for the 1-year period and 3-year period (the only periods for which information was provided due to the relatively short operating history of the Fund); (ix) the Opportunity Fund fell within fifth quintile for the 1-year period, 3-year period and 5-year period; (x) the Select Growth Fund fell within fourth quintile for the 1-year period and third quintile for the 3-year period and 5-year period; (xi) the Special Situations Fund fell within third quintile, fourth quintile and second quintile for the 1-year period, 3-year period and 5-year period, respectively; and (xii) the Total Return Fund fell within fifth quintile for the 1-year period, 3-year period and 5-year period. With respect to the Limited Duration Bond Fund, Opportunity Fund and Total Return Fund, the Board considered FIMCO’s explanations regarding the Fund’s underperformance and strategy going forward.

The Board also reviewed the yields of the Fund For Income, Government Cash Management Fund, Investment Grade Fund and Limited Duration Bond Fund and noted that the yield for: (i) the Fund For Income fell within one of top three quin-tiles for one of the past five calendar years; (ii) the Government Cash Management Fund fell within one of the top three quintiles for two of the past five calendar years; (iii) the Investment Grade Fund fell within one of the top two quintiles for each of

130

the past five calendar years; and (iv) Limited Duration Bond Fund fell within one of the top three quintiles for two out of the past four calendar years (which was the only information available due to the relatively short operating history of the Fund). Additionally, the Board considered FIMCO’s representation that it believes that the Funds generally use a more conservative investment style than many of their peers.

Based on the information considered, the Board concluded that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address certain periods of underperformance.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement as well as under the Sub-Advisory Agreements for the Sub-Advised Funds.

The Board reviewed the information compiled by Broadridge comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets to other funds in its Peer Group. In this regard, the Board considered the contractual and actual management fees of each Fund on a quintile basis as compared to its Peer Group and noted the relative position of each Fund within the Peer Group. The Board also considered that FIMCO provides not only advisory services but also certain administrative personnel to the Funds under each Fund’s Advisory Agreement and that many other advisers do not provide such administrative personnel under their advisory agreements and that FIMCO also provides certain administrative services without the imposition of a separate fee. The Board also considered that, with respect to the Government Cash Management Fund, FIMCO has historically waived a sig-nificant portion of its management fees and reimbursed a portion of other expenses to avoid a negative return for shareholders during periods of historically low interest rates during recent prior years.

In particular, the Board noted that: (i) the Covered Call Strategy Fund’s contractual and actual management fees were in the first quintile of its Peer Group; (ii) the Equity Income Fund’s contractual and actual management fees were in the third and fifth quintiles, respectively, of its Peer Group; (iii) the Fund For Income’s contractual and actual management fees were in the fifth quintile of its Peer Group; (iv) the Government Cash Management Fund’s contractual and actual management fees were in the fifth and second quintiles, respectively, of its Peer Group; (v) the Growth & Income Fund’s contractual and actual management fees were in the fourth and fifth quintiles, respectively, of its Peer Group; (vi) the International Fund’s contractual and actual management fees were in the second and third quintiles, respectively, of its

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Board Considerations of Advisory Contracts and Fees (continued)
FIRST INVESTORS LIFE SERIES FUNDS

Peer Group; (vii) the Investment Grade Fund’s contractual and actual management fees were in the fifth quintile of its Peer Group; (viii) the Limited Duration Bond Fund’s contractual and actual management fees were in the fifth quintile of its Peer Group; (ix) the Opportunity Fund’s contractual and actual management fees were in the second quintile of its Peer Group; (x) the Select Growth Fund’s contractual and actual management fees were in the fourth quintile of its Peer Group; (xi) the Special Situations Fund’s contractual and actual management fees were in the first and second quintiles, respectively, of its Peer Group; and (xii) the Total Return Fund’s contractual and actual management fees were in the third and fourth quintiles, respectively, of its Peer Group.

The Board also reviewed the information compiled by Broadridge comparing each Fund’s total expense ratio, taking into account FIMCO’s expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management fees) to other funds in its Peer Group, including on a quintile basis. In particular, the Board noted that: (i) the total expense ratio for each Fund except the Covered Call Strategy Fund, International Fund, Opportunity Fund, Select Growth Fund and Special Situations Fund was not in the top three quintiles of their respective Peer Groups; and (ii) the ratio of the sum of actual management and other non-management fees for each Fund except the Covered Call Strategy Fund, International Fund, Opportunity Fund, Select Growth Fund and Special Situations Fund was not in the top three quintiles of their respective Peer Groups. In considering the level of the total expense ratio and the ratio of the sum of actual management and other non-management fees, the Board took into account management’s explanation that Broadridge expense comparisons do not take into account the size of a fund complex, and as a result, in certain cases the First Investors funds are compared to funds in complexes that are much larger than First Investors. The Board also noted that Broadridge’s customized expense groups tend to be fairly small in number and the funds included in the Peer Group generally change from year to year, thereby introducing an element of randomness that affects comparative results each year. While recognizing the limitations inherent in Broadridge’s methodology, the Board believed that the data provided by Broadridge was a generally appropriate measure of comparative expenses.

In considering the sub-advisory fee rates charged by and costs and profitability of Muzinich, Smith Group, Vontobel and Ziegler with regard to the respective Sub-Advised Funds, the Board noted that FIMCO pays Muzinich, Smith Group, Vontobel or Ziegler, as the case may be, a sub-advisory fee from its own advisory fee rather than each Fund paying Muzinich, Smith Group, Vontobel or Ziegler a fee directly. The Board also considered arrangements pursuant to which Muzinich, Smith

132

Group and Vontobel (but not the Sub-Advised Funds) each pays a portion of its sub-advisory fee to a solicitor that introduced each such subadviser to FIMCO. Muzinich, Smith Group, Vontobel and Ziegler provided, and the Board reviewed, information comparing the fees charged by Muzinich, Smith Group, Vontobel and Ziegler for services to the respective Sub-Advised Funds versus the fee rates of Muzinich, Smith Group, Vontobel and Ziegler for providing advisory services to other comparable investment companies or accounts or compared to their standard fee schedule, as applicable. Based on a review of this information, the Board noted that the fees charged by Muzinich, Smith Group, Vontobel and Ziegler for services to each applicable Sub-Advised Fund appeared competitive to the fees Muzinich, Smith Group, Vontobel and Ziegler charge to their other comparable investment companies or accounts or compared to their standard fee schedule, as applicable.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis and the Board concluded that each Fund’s management fees appeared reasonable in relation to the services and benefits provided to each Fund.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2018, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements and noted FIMCO’s analysis that its profit margin is substantially lower than the average of such publicly-traded managers. In reviewing the profitability information, the Board also considered the “fall-out” or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds, which are discussed below. Based on the information provided, the Board also noted that FIMCO operates the Government Cash Management Fund and Limited Duration Bond Fund at a loss. The Board acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds and concluded that the level of profitability to FIMCO of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to FIMCO by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreement for any of the Funds. The Board also considered the profitability and/or financial information provided by Muzinich, Smith Group, Vontobel and Ziegler.

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Board Considerations of Advisory Contracts and Fees (continued)
FIRST INVESTORS LIFE SERIES FUNDS

Economies of Scale. With respect to whether economies of scale are realized by FIMCO and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale as each Fund’s assets increase.

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO, Muzinich, Smith Group, Vontobel and Ziegler as a result of their relationship with the Funds. In that regard, the Board considered the fact that FIMCO and each sub-adviser (except Muzinich and Ziegler) may receive research from broker-dealers that execute brokerage transactions for the funds in the First Investors fund complex. However, the Board noted that FIMCO and the sub-advisers must select brokers based on each Fund’s requirements for seeking best execution.

* * *

In summary, based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement and each Sub-Advisory Agreement.

134

FIRST INVESTORS LIFE SERIES FUNDS
Trustees and Officers

Trustees

Susan E. Artmann

Mary J. Barneby

Charles R. Barton, III

Arthur M. Scutro, Jr.

Mark R. Ward

Officers

E. Blake Moore Jr.
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Scott K. Richardson
Secretary

135

FIRST INVESTORS LIFE SERIES FUNDS

Shareholder Information

Investment Adviser	Custodian
Foresters Investment Management	The Bank of New York Mellon
Company, Inc.	240 Greenwich Street
40 Wall Street	New York, NY 10286
New York, NY 10005

Subadviser	Transfer Agent
(Covered Call Strategy Fund)	Foresters Investor Services, Inc.
Ziegler Capital Management, LLC	Raritan Plaza I – 8th Floor
70 W. Madison Street	Edison, NJ 08837-3620
Chicago, IL 60602

Subadviser	Independent Registered
(Fund For Income, Investment Grade	Public Accounting Firm
Fund, Limited Duration Bond Fund and	Tait, Weller & Baker LLP
Total Return Fund)	Two Liberty Place
Muzinich & Co., Inc.	50 South 16th Street
450 Park Avenue	Philadelphia, PA 19102
New York, NY 10022

Subadviser	Legal Counsel
(International Fund)	K&L Gates LLP
Vontobel Asset Management, Inc.	1601 K Street, N.W.
1540 Broadway	Washington, D.C. 20006
New York, NY 10036

Subadviser
(Select Growth Fund)
Smith Asset Management Group, L.P.
100 Crescent Court
Dallas, TX 75201

136

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the U.S. Securities and Exchange Commission’s (“SEC”) internet web-site at http://www.sec. gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended December 31, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-PORT for the first and third quarters of each fiscal year. The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 1-800-423-4026.

137

NOTES

138

NOTES

139

NOTES

140

NOTES

141

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142

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143

Item 2. Code of Ethics

Not applicable for semi-annual report

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual report

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual report

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable to open-end investment companies

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a)      The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)      There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 13. Exhibits

(a)(1) Code of Ethics - Not applicable for semi-annual report

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(a)(3) Not applicable

(a)(4) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By	/s/	E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

Date:	August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/	E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

By	/s/	Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	August 29, 2019